Filed with the U.S. Securities and Exchange Commission on October 13, 2017

1933 Act Registration File No.   033-81396
1940 Act File No. 811-08614
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	60	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	61	[	X	]

(Check appropriate box or boxes)

BRANDES INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

11988 El Camino Real, Suite 600
San Diego, California 92130
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (858) 755-0239

Michael Glazer
c/o Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, California 90071
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[		]	On (date) pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[	X	]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 60 to the Registration Statement of Brandes Investment Trust on Form N-1A is being filed for the purpose of adding one new series to the Trust: Brandes Value NextShares.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the United States Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

________________

BRANDES
________________

Brandes Value NextShares

The NASDAQ Stock Market LLC – [ticker]

Prospectus

[January 1, 2018]

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

NextSharesTM funds are a new type of actively managed fund that differ from traditional mutual funds and exchange-traded funds. Individual shares of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system. Trading prices of NextShares fund shares are directly linked to the fund’s next-computed net asset value per share (“NAV”) and will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. Investing in NextShares funds involves certain risks as described in this Prospectus. As a new type of fund, NextShares funds have a limited operating history.

TABLE OF CONTENTS

SUMMARY SECTION This important section summarizes the Fund’s investments, risks, fees and past performance.	Brandes Value NextShares	1

INVESTMENT OBJECTIVE, POLICIES AND RISKS This section provides details about the Fund’s investment strategies and risks.	Investment Objectives
Investment Objective
Investment Policies
Principal Risks of Investing in the Funds
Portfolio Holdings

ADDITIONAL INFORMATION ABOUT NEXTSHARES	ADDITIONAL INFORMATION ABOUT NEXTSHARES
This section explains how NextShares operate.	Description of NextShares
How NextShares Compare to Mutual Funds
How NextShares Compare to ETFs

FUND MANAGEMENT Review this section for information about the organizations and people who oversee the Funds.	FUND MANAGEMENT
The Investment Advisor
Portfolio Managers
Other Service Providers

SHAREHOLDER INFORMATION This section explains how shares are valued and how to purchase and sell shares, and provides information on dividends, distributions and taxes.	SHAREHOLDER INFORMATION
Pricing of Fund Shares
Buying and Selling Shares
Distribution
Additional Payments to Dealers
Anti-Money Laundering
Dividends and Distributions
Taxes
Additional Information

FINANCIAL HIGHLIGHTS Review this section for details on selected financial statements of the Funds.	FINANCIAL HIGHLIGHTS
	PRIVACY NOTICE	PN-1

Table of Contents - Prospectus

SUMMARY SECTION

Brandes Value NextShares

Investment Objective
Brandes Value NextShares (“Value NextShares” or the “Fund”) seeks long term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Value NextShares.

SHAREHOLDER FEES (fees paid directly from your investment)	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%
Distribution and Service (12b-1) Fees	None
Other Expenses(1)	[ %]
Total Annual Fund Operating Expenses(1)	[ %]
Less: Fee Waiver and/or Expense Reimbursement(1)	-[ %]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (1), (2)	0.40%
(1)	Based on estimated amounts for the current fiscal year.
(2)
Brandes Investment Partners, L.P., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive management fees and reimburse operating expenses of the Fund through February 1, 2019, to the extent necessary to ensure that the annual operating expenses of the Fund do not exceed 0.40% of the Fund’s average daily net assets, payable on a monthly basis (the “Expense Cap”). The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time within three years from the time of the waiver or reimbursement, subject to Board approval. Additionally, the Advisor may only be repaid for waivers or reimbursements with respect to any period if the Fund’s operating expenses for such period (taking into account any repayments) do not exceed any lesser Expense Cap that may have been in place at the time of waiver or reimbursement. For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses were capped for the period indicated above. Investors may pay brokerage commissions on their purchases and sale of Fund shares, which are not reflected in the Example.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies.  Equity securities include common and preferred stocks, warrants and rights. While the Fund may purchase equity securities issued by companies of any size, it typically focuses its investments on large-capitalization equity securities.

Summary Section	-1-	Brandes Value NextShares

Table of Contents - Prospectus

The Advisor uses the principles of value investing to analyze and select equity securities for the Fund’s investment portfolio.  When buying equity securities, the Advisor assesses the estimated “intrinsic” value of a company based on data such as a company’s earnings, cash flow generation, and/or asset value of the underlying business.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.  The Advisor may sell a security when its price reaches a target set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

About NextShares
NextShares funds are a new type of actively managed exchange-traded product operating pursuant to an order issued by the Securities and Exchange Commission (the “SEC”) granting an exemption from certain provisions of the Investment Company Act of 1940, as amended (the “1940 Act”). As a new type of fund, NextShares funds have a limited operating history and there can be no guarantee that an active trading market for NextShares fund shares will develop, or that their listing will continue unchanged.

Individual shares (“NextShares”) of a NextShares fund may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer that offers NextShares (“Broker”), and may not be directly purchased or redeemed from a NextShares fund. As a new type of fund, NextShares funds initially may be offered by a limited number of Brokers. Trading prices of NextShares are directly linked to the fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of NextShares will not know the value of their purchases and sales until the NAV is determined at the end of the trading day.

Trading prices of NextShares will vary from NAV by a market-determined trading cost (i.e., a premium or discount to NAV), which may be zero. The premium or discount to NAV at which NextShares trades are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units (as defined below) of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. See Buying and Selling Shares below for important information about how to buy and sell shares of the Fund.

How NextShares Compare to Mutual Funds
Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the fund’s next-determined NAV. Shares of NextShares funds, by contrast, are purchased and sold primarily in the secondary market. Because trading prices of shares of NextShares may vary from NAV and commissions may apply, NextShares may be more expensive to buy and sell than shares of mutual funds. Like shares of mutual funds, NextShares may be bought or sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders.

The NextShares structure offers certain potential advantages over the mutual fund structure that may translate into improved performance and higher tax efficiency. These potential advantages include: (a) a single class of shares with no sales loads or distribution and service (12b-1) fees; (b) lower fund transfer agency expenses; (c) reduced fund trading costs and cash drag in connection with shareholder inflows and outflows; and (d) lower fund capital gains distributions. Because NextShares funds do not pay sales loads or distribution and service (12b-1) fees, their appeal to financial intermediaries may be limited to distribution arrangements that do not rely upon such payments.

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How NextShares Compare to ETFs
Similar to shares of exchange-traded funds (“ETFs”), NextShares are issued and redeemed only in specified large aggregations (“Creation Units”) by or through “Authorized Participants” (i.e., broker-dealers or institutional investors that have entered into agreements with the Fund’s distributor) and trade throughout the day on an exchange. Unlike trading prices of ETF shares, trading prices of NextShares are directly linked to the fund’s next end-of-day NAV rather than determined at the time of trade execution. Different from ETFs, NextShares funds do not offer opportunities to execute share transactions intraday at currently (versus end-of-day) determined prices.

Unlike actively managed ETFs, NextShares funds are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. The NAV-based trading employed for NextShares funds provides investors with built-in trade execution cost transparency and the ability to control their trading costs using limit orders. This feature of NextShares funds distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known by individual investors and cannot be controlled by them. For more information, See ADDITIONAL INFORMATION ABOUT NEXTSHARES.

Principal Investment Risks
Just like a traditional mutual fund, the value of the Fund’s investments will fluctuate with market conditions.  You could lose money on your investment in the Fund, or the Fund could underperform other investments.  Principal risks of the Fund are as follows:

•
Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

•
Contingent Pricing Risk. Trading prices of Fund shares are directly linked to the Fund’s next determined NAV, which is normally calculated as of the close of regular market trading each business day. Buyers and sellers of shares will not know the values of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to execute share transactions intraday at currently (versus end-of-day) determined prices. Trade prices for Fund shares are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices compared to NAV, they cannot be used to control or limit absolute trade execution prices.

•
Market Trading Risk. Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a Broker, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than you acquired the shares.

Summary Section	-3-	Brandes Value NextShares

Table of Contents - Prospectus

•
Mid and Small-Cap Company Risk. Securities of mid-cap and small-cap companies may have comparatively greater price volatility and less liquidity than the securities of companies that have larger market capitalizations and/or that are traded on major stock exchanges.  These securities may also be more difficult to value.

•	Stock Risk. The values of the Fund’s investments fluctuate in response to the activities of individual companies and general stock market and economic conditions.

•
Value Securities Risk. The Fund invests in value securities, which are securities the Advisor believes are undervalued for various reasons, including but not limited to as a result of adverse business, industry or other developments, or are subject to special risks, or limited market understanding of the issuer’s business, that have caused the securities to be out of favor.  It may take longer than expected for the prices of these securities to increase to the anticipated value, or they may never increase to that value or may decline.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Value Style Risk. The value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Performance
The Fund has not yet commenced operations; therefore, it does not have performance information to include in a bar chart or performance table. Once the Fund has a full calendar year of performance, the prospectus will include a performance bar chart that shows how performance has varied from year to year for the Fund’s shares and a performance table that shows the average annual total returns for the Fund and also compares the Fund’s returns with those of a broad-based securities market index. Until that time, please visit www.brandesfunds.com or call 1-800-395-3807 for the Fund’s updated performance. Of course, past performance, before and after taxes, does not indicate how the Fund will perform in the future.

Management
Investment Advisor. Brandes Investment Partners, L.P.

Portfolio Managers	Position with Advisor	Managed this Fund Since:
Brent Fredberg	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2018

Ted Kim, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2018

Kenneth Little, CFA	Managing Director, Investments Group and All-Cap Investment Committee Voting Member and Global Large Cap Investment Committee Voting Member	2018

Brian Matthews, CFA	Director, Investments Group and Global Large Cap Investment Committee Voting Member	2018

Purchase and Sale of Fund Shares
Buying and Selling Shares in the Secondary Market
Shares of the Fund are listed and available for trading on The NASDAQ Stock Market LLC (the “Listing Exchange”) during the Listing Exchange’s core trading session (generally 9:30 a.m. to 4:00 p.m. Eastern Time). Shares also may be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. Fund shares may be purchased and sold in the secondary market only through a Broker. When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. The Fund does not impose any minimum investment for shares of the Fund purchased in the secondary market.

Table of Contents - Prospectus

Buying and selling Fund shares is similar in most respects to buying and selling shares of ETFs and listed stocks. Throughout each trading day, market makers post on an exchange bids to buy shares and offers to sell shares. Buyers and sellers submit trade orders through their Brokers. The executing trading venue matches orders received from Brokers against market maker quotes and other orders to execute trades, and reports the results of completed trades to the parties to the trade, member firms and market data services. Completed trades in Fund shares clear and settle just like ETF share trades and listed stock trades, with settlement normally occurring on the second following business day (T+2). Orders to buy and sell Fund shares that are not executed on the day the order is submitted are automatically cancelled as of the close of trading that day.

Trading in Fund shares differs from buying and selling shares of ETFs and listed stocks in four respects:

• how intraday prices of executed trades and bids and offers posted by market makers are expressed;

• how to determine the number of shares to buy or sell if you seek to transact in an approximate dollar amount;

• what limit orders mean and how limit prices are expressed; and

• how and when the final price of executed trades is determined

Intraday Prices and Quote Display Format
The intraday price of executed trades and bids and offers quoted for Fund shares are all expressed relative to the Fund’s next determined NAV, rather than as an absolute dollar price. As noted above, the Fund’s NAV is normally determined as of the close of regular market trading each business day. As an illustration, shares of the Fund may be quoted intraday at a best bid of “NAV -$0.01” and a best offer of “NAV +$0.02.” A buy order executed at the quoted offer price would, in this example, be priced at two cents over the Fund’s NAV on the trade date. If the last trade in Fund shares was priced at two cents over NAV (the current best offer), it would be displayed as “NAV +$0.02.”

Summary Section	-5-	Brandes Value NextShares

Table of Contents - Prospectus

Bid and offer quotes and prices of Fund shares in NAV-based format can be accessed intraday on Broker terminals using the Fund’s ticker symbol. Market data services may display bid and offer quotes and trade prices in NAV-based format or in “proxy price” format, in which NAV is represented as 100.00 and premiums/discounts to NAV are represented by the same difference from 100.00 (to illustrate, NAV-$0.01 would be shown as 99.99 and NAV+$0.02 as 100.02). Historical information about the Fund’s trading costs and trading spreads is provided at www.nextshares.com.

Sizing Buy and Sell Orders
NextShares may be purchased and sold in specified share or dollar quantities, although not all Brokers may accept dollar-based orders. Contact your Broker for more information. In share-based orders, you specify the number of fund shares to buy or sell. Like share-based ETF and listed stock orders, determining the number of Fund shares to buy or sell if you seek to transact in an approximate dollar amount requires dividing the intended purchase or sale amount by the estimated price per share. To assist buyers and sellers in estimating transaction prices, the Fund makes available at intervals of not more than 15 minutes during the Listing Exchange’s regular trading session an indicative estimate of the Fund’s current portfolio value (“Intraday Indicative Value” or “IIV”). IIVs can be accessed at www.nextshares.com and also may be available from Brokers and market data services.

The price of a transaction in Fund shares can be estimated as the sum of the most recent IIV and the current bid (for sales) or offer (for purchases). If, for example, you seek to buy approximately $15,000 of Fund shares when the current IIV is $19.98 and the current offer is NAV +$0.02, you should place an order to buy 750 shares (= $15,000 ÷ $20.00). And if you seek to sell approximately $15,000 of Fund shares when the current IIV is $19.98 and the current bid is NAV -$0.01, you should sell 751 shares (= $15,000 ÷ $19.97).

Because IIVs are estimates and generally will differ from NAV, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold. Investors should understand that share transaction prices are based on the Fund’s next determined NAV, and that NAVs may vary significantly from IIVs during periods of intraday market volatility.

Limit Orders
A “limit order” is an order placed with a Broker to buy or sell a prescribed number of shares at a specified price or better. In entering limit orders to buy or sell Fund shares, limit prices are expressed relative to NAV (i.e., NAV +$0.02, NAV -$0.01), rather than as an absolute dollar price. By using limit orders, buyers and sellers of NextShares can control their trading costs in a manner not available for shares of ETFs.

Table of Contents - Prospectus

Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit absolute trade execution prices.

Final Prices of Executed Trades
The premium or discount to NAV at which Fund shares trade is locked in at the time of trade execution, with the final price contingent upon the determination of NAV at the end of the trading day. If, for example, an order to buy or sell shares executes at NAV +$0.02 and the Fund’s NAV on the day of the trade is $20.00, the final trade price is $20.02.

The premium or discount to NAV at which Fund shares trade depends on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. NextShares funds do not offer investors the opportunity to buy and sell intraday at currently (versus end-of-day) determined prices. Buyers and sellers of shares will not know the final trade price of executed trades until the Fund’s NAV is determined at the end of the trading day. Trading prices of shares may be above, at or below NAV, and may vary significantly from NAV during periods of market volatility.

Transactions Directly with the Fund
The Fund issues and redeems shares only in Creation Unit blocks of [25,000] shares or multiples thereof. Creation Units may be purchased or redeemed only by or through “Authorized Participants,” which are broker-dealers or institutional investors that have entered into agreements with ALPS Distributors, Inc., the Fund’s distributor for this purpose. The Fund issues and redeems Creation Units in return for the securities, other instruments and/or cash (the “Basket”) that the Fund specifies each business day. The Fund’s Basket is not intended to be representative of the Fund’s current holdings and may vary significantly from current portfolio positions. The Fund imposes transaction fees on Creation Units issued and redeemed to offset the estimated cost to the Fund of processing the transaction and converting the Basket to or from the desired portfolio composition. For more information, See Buying and Selling Shares.

Tax Information
The Fund’s distributions are taxed as ordinary income, capital gains, or in certain cases qualified dividend income, unless you are investing through a tax-advantaged account, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax-advantaged accounts, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund shares over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	-7-	Brandes Value NextShares

Table of Contents - Prospectus

INVESTMENT OBJECTIVE, POLICIES AND RISKS

Investment Objective
The investment objective of the Fund is long-term capital appreciation. The Fund’s investment objective may be changed by the Fund’s Board of Trustees without shareholder approval upon 60 days’ notice to shareholders.

Investment Policies
The Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies.  Equity securities include common and preferred stocks, warrants and rights. While the Fund may purchase equity securities issued by companies of any size, it typically focuses its investments on large-capitalization equity securities.

Value Investing
The Advisor applies the Graham and Dodd Value Investing approach to stock selection.  Benjamin Graham is widely regarded as the founder of this approach to investing and a pioneer in modern security analysis.  In his 1934 book Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data.  The Advisor follows this approach, looking at each equity security as though it is a business that is for sale.  By choosing securities that are selling at a discount to the Advisor’s estimates of their share of the company’s intrinsic business value, the Advisor seeks to establish an opportunity for long-term capital appreciation.

The Advisor uses fundamental analysis to develop an estimate of intrinsic value, and looks at, among other factors, a company’s earnings, book value, cash flow, capital structure, and management record, as well as its industry and position within that industry.  This analysis typically includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

The Advisor may sell a security when its price reaches the intrinsic value set by the Advisor, the Advisor believes that other investments are more attractive, or for other reasons.

Short-Term Investments
The Fund may invest from time to time in cash or short-term cash equivalent securities either as part of its overall investment strategy or for temporary defensive purposes in response to adverse market, economic, political or other conditions which in the Advisor’s discretion require investments inconsistent with the Fund’s principal investment strategies. The amount of such holdings will vary and will depend on the Advisor’s assessment of the quantity and quality of investment opportunities that exist at any given time, and may at times be relatively high.  Short-term cash equivalent securities include U.S. government securities, certificates of deposit, bankers’ acceptances, repurchase agreements, demand notes and commercial paper.  As a result of taking such temporary defensive positions, the Fund may not achieve its investment objectives.

Other Investment Techniques and Restrictions
The Fund will use certain other investment techniques, and has adopted certain investment restrictions, which are described in the Fund’s Statement of Additional Information (“SAI”).  Unlike the Fund’s investment objective, certain of these investment restrictions are fundamental and may be changed only by a majority vote of the Fund’s outstanding shares. However, the Fund’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in this Prospectus or the SAI.

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Principal Risks of Investing in the Fund
The value of your investment in the Fund will fluctuate, which means you could lose money.  You should consider an investment in the Fund as a long-term investment.

Authorized Participant Concentration Risk
Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Contingent Pricing Risk
Trading prices of Fund shares are directly linked to the Fund’s next determined NAV, which is normally calculated as of the close of regular market trading each business day.  Buyers and sellers of shares will not know the values of their purchases and sales until the Fund’s NAV is determined at the end of the trading day.  Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end-of-day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below under “Buying and Selling Shares”) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit absolute trade execution prices.

Market Trading Risks
Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require the payment of brokerage commissions and expose the buyer or seller to other trading costs. Due to brokerage commissions and other trading costs, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at or below NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. An investor’s realized investment returns will be reduced if the investor sells shares at a greater discount or narrower premium than he or she acquired the shares. Shares may be purchased or redeemed in transactions directly with the Fund only in Creation Unit quantities by or through Authorized Participants.  The Fund may have a limited number of active Authorized Participants.  To the extent that Authorized Participants withdraw and are not replaced, the shares may trade at wider premiums/discounts to NAV and may possibly face delisting.

Mid and Small-Capitalization Company Risk
The Fund may invest in the securities of mid-capitalization and small-capitalization companies which generally involve greater risk than investing in larger, more established companies.  This greater risk is, in part, attributable to the fact that the securities of mid-capitalization and small-capitalization companies usually have more limited trading liquidity.  Because mid-capitalization and small-capitalization companies generally have fewer shares outstanding than larger companies, it also may be more difficult to buy or sell significant amounts of such shares without unfavorable impact on prevailing prices.  Additionally, securities of mid-capitalization and small-capitalization companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies and typically there is less publicly available information concerning mid-capitalization and small-capitalization companies than for larger, more established companies.  Although investing in securities of mid-capitalization and small-capitalization companies offers potential above-average returns if the companies are successful, there is a risk that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  Securities of mid-capitalization and small-capitalization companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets or financial resources and may lack management depth.  Securities of mid-capitalization and small-capitalization companies also may be more volatile than larger companies or the market averages in general because of their general susceptibility to economic downturns.

-9-	Investment Objective, Policies and Risks

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Stock Risk
The values of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions, and stock prices may go down over short or even extended periods.  Stocks are more volatile—likely to go up or down in price, sometimes suddenly—and are riskier than some other forms of investment, such as short-term high-grade fixed income securities.

Value Securities Risk
Value securities are securities of companies that may have experienced adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued.  The market value of a portfolio security may not meet the Advisor’s assessment of the future value of that security, or the market value of the security may decline.  It may take longer than expected for the value of any such investment to rise to the assessed value.  In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Value Style Risk
The value style of investing may cause the Fund’s performance to deviate from the performance of market benchmarks and other managers for substantial periods of time.

Portfolio Holdings
A complete description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”), which is located on the Fund’s website at www.brandesfunds.com.

Due to lags in reporting, the Fund’s actual holdings may vary significantly from its most recent publicly disclosed portfolio composition. As described below under How NextShares Compare to ETFs, the Fund does not disclose portfolio holdings daily. The Basket used in creations and redemptions of the Fund’s shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings.

A complete schedule of portfolio holdings also will be included in the Fund’s Annual and Semiannual Reports to shareholders (when available).

ADDITIONAL INFORMATION ABOUT NEXTSHARES

Description of NextShares
The Fund operates as a NextShares fund pursuant to an exemptive order issued by the SEC granting Brandes Investment Trust and Brandes Investment Partners an exemption from certain provisions of the 1940 Act. NextShares funds operate as follows:

•	NextShares funds are pooled investment funds that generally follow an active management style, seeking to outperform their designated benchmarks and other funds with similar investment profiles.

•
NextShares funds value their shares at the end of each business day by dividing the current value of fund assets, less liabilities by the number of shares outstanding (referred to as “net asset value per share” or “NAV”).

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•
Investors may purchase and sell shares of a NextShares fund on a national securities exchange or alternative trading system through a Broker. Individual shares may not be directly purchased or redeemed from the issuing fund.

•
Trading prices of NextShares fund shares are directly linked to the fund’s next end-of-day NAV utilizing a patented trading approach called “NAV-based trading.” In NAV-based trading, all trades are executed at the fund’s next-computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. For each trade of NextShares fund shares, the final transaction price is determined once NAV is computed. Buyers and sellers will not know the value of their purchases and sales until the end of the trading day. See Buying and Selling Shares below.

•
The premium or discount to NAV at which NextShares fund shares transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices of shares in the secondary market may be above, at or below NAV. NextShares funds do not offer the opportunity to transact intraday at prices determined at time of trade execution.

•
NextShares funds issue and redeem shares only in transactions by or through Authorized Participants in designated Creation Unit blocks of shares in exchange for the Basket of securities, other instruments and/or cash currently specified by the fund. Transactions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders. NextShares funds issue and redeem Creation Units of shares at NAV, plus or minus a transaction fee that is intended to cover the fund’s cost of processing the transaction and converting the Basket to or from the desired composition. See Buying and Selling Shares below.

•
Prior to the beginning of market trading each business day, each NextShares fund will disclose the Basket that it will accept from and deliver to Authorized Participants to settle purchases and redemptions of Creation Units on that day. See Buying and Selling Shares below. The Basket is not intended to represent current holdings and may vary significantly from the fund’s current portfolio positioning.

NextShares funds seek to enhance their performance by utilizing a cost- and tax-efficient structure and by maintaining the confidentiality of current portfolio trading information. NextShares fund shares are designed to be long-term investment vehicles and are not suited for short-term trading. As described below, there are important differences between NextShares and ETFs and mutual funds.

Investors should be aware that the investments made, and performance results achieved, by NextShares funds may differ from those of other funds for which the Advisor (or an affiliate) acts as investment adviser, including funds with similar names, investment objectives and policies.

How NextShares Funds Compare to Mutual Funds
Mutual fund shares may be purchased and redeemed directly from the issuing fund for cash at the next-determined NAV. NextShares fund shares, by contrast, cannot be directly purchased or redeemed except by or through Authorized Participants in Creation Unit quantities in exchange for the specified Basket. Unlike NextShares fund shares, mutual fund shares do not trade on an exchange. Because trading prices of NextShares fund shares may vary from NAV and commissions may apply, NextShares fund shares may be more expensive to buy and sell than shares of mutual funds. Like shares of mutual funds, NextShares fund shares may be bought or sold in specified share or dollar quantities, although not all Brokers will accept dollar-based orders.

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The NextShares fund structure offers certain potential advantages over the mutual fund structure that may translate into improved performance and higher tax efficiency. More specifically:

•	NextShares funds have a single class of shares with no sales loads or distribution and service (12b-1) fees.

•
Because they are set up to take advantage of the highly efficient share processing system of the Depositary Trust Company (the “DTC”) used for publicly traded stocks and ETFs, NextShares funds are expected to operate with lower transfer agency expenses than incurred by most mutual funds.

•
Unlike most mutual funds, NextShares funds are designed to protect fund performance from dilution in connection with shareholder inflows and outflows. For mutual funds, the costs of accommodating shareholder flows include the incremental trading costs incurred by the fund to resize its portfolio positions in response to inflows and outflows, and the foregone returns on portfolio cash held for flow-related reasons. In the NextShares fund structure, flow-related fund costs can be minimized by issuing and redeeming shares in-kind, and can be substantially offset by imposing transaction fees on direct purchases and redemption of shares.

•
The Internal Revenue Code of 1986, as amended (the “Code”), provides that a fund’s distributions of appreciated property to meet redemptions do not result in recognition by the fund of capital gains on the distributed property. NextShares funds generally meet redemptions by distributing securities and other instruments, while mutual funds typically meet redemptions with cash. To raise cash for redemptions, a mutual fund may be required to sell appreciated fund assets and thereby realize capital gains. By avoiding sales of appreciated fund assets, NextShares funds that utilize in-kind redemptions may achieve higher tax efficiency than mutual funds that meet redemptions with cash. Not all NextShares funds utilize in-kind redemptions. NextShares funds that meet redemptions entirely in cash should not be expected to be more tax efficient than similar mutual funds.

How NextShares Funds Compare to ETFs
Similar to shares of ETFs, NextShares fund shares are issued and redeemed in Creation Unit quantities and trade throughout the day on an exchange. Unlike shares of ETFs, trading prices of NextShares funds are directly linked to the fund’s next end-of-day NAV using NAV-based trading. As described above, in NAV-based trading, all trades are executed at NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. Different from ETFs, NextShares funds do not offer opportunities to write share transactions intraday based on currently (versus end-of-day) determined prices. Buyers and sellers of NextShares fund shares will not know the value of their purchases and sales until the fund’s NAV is determined at the end of the trading day.

•
Different from ETFs, NextShares funds offer market makers a profit opportunity that does not require the management of intraday market risk. To realize profits from NextShares market making, a market maker holding positions in NextShares fund shares accumulated intraday need only transact with the fund to purchase (or redeem) a corresponding number of Creation Units, buy (sell) the equivalent quantities of Basket instruments at market-closing or better prices, and dispose of any remaining sub-Creation Unit share inventory through secondary market transactions prior to the close. Because making markets in NextShares fund shares is simple to manage and low risk, competition among market makers seeking to earn reliable, low-risk profits should enable NextShares fund shares to routinely trade at tight bid-ask spreads and narrow premiums or discounts to NAV.

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•
Unlike actively managed ETFs, NextShares funds are not required to disclose their full holdings on a daily basis, thereby protecting fund shareholders against the potentially dilutive effects of other market participants front-running the fund’s trades. Because the mechanism that underlies efficient trading of NextShares fund shares does not involve non-Basket instruments, the need for portfolio holdings disclosure to achieve tight markets in NextShares is eliminated.

•
Like ETFs, only an Authorized Participant may transact directly with a NextShares fund. A fund may have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the fund and no other Authorized Participant is able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

•
Different from conventional ETF trading, the NAV-based trading employed for NextShares funds provides built-in trade execution cost transparency and the ability to control transaction costs using limit orders. This feature of NextShares funds distinguishes them from ETFs, for which the variance between market prices and underlying portfolio values is not always known to individual investors and cannot be controlled by them.

FUND MANAGEMENT

The Fund is a series of Brandes Investment Trust, a Delaware statutory trust (the “Trust”).  The Board of Trustees of the Trust decides matters of general policy and reviews the activities of the Advisor and other service providers.  The Trust’s officers conduct and supervise its daily business operations.

The Investment Advisor
Brandes Investment Partners, L.P., (the “Advisor”) has been in business, through various predecessor entities, since 1974.  As of September 30, 2017, the Advisor managed approximately $30.26 billion in assets for various clients, including corporations, public and corporate pension plans, foundations and charitable endowments, and individuals.  Charles H. Brandes owns a controlling interest in the Advisor’s general partner, Brandes Investment Partners, L.P.  The Advisor’s offices are at 11988 El Camino Real, Suite 600, San Diego, California 92130.

Subject to the direction and control of the Trustees, the Advisor develops and implements an investment program for the Fund, including determining which securities are bought and sold.  The Advisor also provides certain officers for the Trust.  For its services, the Advisor receives 0.30% of the Fund’s average daily net assets, payable on a monthly basis from the Fund.

The Advisor has signed a contract with the Trust in which the Advisor has agreed to waive management fees and reimburse operating expenses of the Fund through February 1, 2019, to the extent necessary to ensure that the operating expenses of the Fund do not exceed 0.40% of the Fund’s average daily net assets, payable on a monthly basis from the Fund (the “Expense Cap”). The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time within three years from the time of the waiver or reimbursement, subject to Board approval. Additionally, the Advisor may only be repaid for waivers or reimbursements with respect to any period if the Fund’s operating expenses for such period (taking into account any repayments) do not exceed any lesser Expense Cap that may have been in place at the time of waiver or reimbursement. For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

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A discussion regarding the basis for the Board of Trustees’ approval of the Fund’s investment advisory agreement with the Advisor will be available in the Fund’s semi‑annual report to shareholders for the period ended March 31, 2018.

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Portfolio Managers
The Fund’s investment portfolio is team-managed by an investment committee comprised of senior portfolio management professionals of the Advisor.

All investment decisions for the Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”).  The voting members of the Global Large Cap Committee are Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews.

The Fund’s SAI provides additional information about the Global Large Cap Committee, including information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities of the Fund.

Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Brent Fredberg	Since 2018
Brent Fredberg
Director, Investments Group
• Experience
o     Current Responsibilities
▪ Analyst and Team Leader responsibilities on the Technology Research Team
▪ Member of the Global Large-Cap Investment Committee
o      Experience began in 1994
o      Joined Brandes Investment Partners in 1999
o      Limited partner of the firm’s parent company
o      Prior Career Highlights
▪ Financial Analyst and Controller with Raytheon/Amana Appliances
• Education and Skills
o      MBA (with distinction) from Northwestern University’s Kellogg Graduate School of Management
o      BS in finance (with distinction) from the University of Iowa
o      Certified Public Accountant (inactive)
o      Certified Management Accountant (inactive)

Ted Kim, CFA	Since 2018
Ted Kim, CFA
Director, Investments Group
• Experience
o        Current Responsibilities
▪ Analyst and Team Leader responsibilities on the Industrials Research Team
▪ Member of the Global Large-Cap Investment Committee
o    Experience began in 2000
o    Joined Brandes Investment Partners in 2000
o    Limited partner of the firm’s parent company
o         Prior Career Highlights
▪ Product and Manufacturing Engineer with Ford Motor Company
• Education and Skills
o    MBA from the Kellogg Graduate School of Management at Northwestern University
o    MS in system design and management from the Massachusetts Institute of Technology
o    BS in mechanical engineering from the Massachusetts Institute of Technology

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Portfolio Manager	Length of Service with the Fund	Business Experience During the Past Five Years

Kenneth Little, CFA	Since 2018
Kenneth Little, CFA
Managing Director, Investments Group
• Experience
o    Current Responsibilities
▪ Managing Director, Investments Group, leading the firm’s overall research efforts and overseeing the product investment committees
▪ Member of the All Cap and Global Large Cap Investment Committees
▪ Analyst and Team Leader responsibilities on the Basic Materials and Utilities Research Teams
▪ Member of the Senior Management Team, which is responsible for the firm’s day-to-day operations and long-term strategic direction
▪ Member of the Corporate Governance Committee
o     Experience began in 1996
o     Joined Brandes Investment Partners in 1996
o     Limited partner of the firm’s parent company
o     Prior Career Highlights
▪ Senior Accountant with KPMG
• Education and Skills
o     MBA from the Fuqua School of Business at Duke University
o     BS in accounting from the University of La Verne
o     Certified Public Accountant (inactive)

Brian Matthews, CFA	Since 2018
Brian A. Matthews, CFA
Director, Investments Group
• Experience
o     Current Responsibilities
▪ Analyst responsibilities on the Telecommunications Research Team
▪ Member of the Global Large-Cap Investment Committee
o     Experience began in 2000
o     Joined Brandes Investment Partners in 2002
o     Limited partner of the firm’s parent company
o     Prior Career Highlights
▪ Member of the Small Cap Investment Committee with Brandes Investment Partners
▪ Investment Banking Analyst with Merrill Lynch
• Education and Skills
o     BS with concentrations in finance and management (summa cum laude) from the Wharton School of the University of Pennsylvania

Other Service Providers
U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Fund’s custodian, fund accountant, administrator and transfer and dividend disbursing agent.  Its address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. (the “Distributor”) is the Fund’s distributor. The Distributor distributes Creation Units of the Fund, but does not hold a secondary market in shares of the Fund.  The Distributor’s address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The SAI has more information about the Advisor and the Fund’s other service providers.

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SHAREHOLDER INFORMATION

Pricing of Fund Shares
As described below, the Fund’s shares trade in the secondary market at the Fund’s next-computed NAV plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. Investors transacting in Fund shares will be informed of their final trade price after the Fund’s NAV is determined at the end of the trading day.

The NAV is calculated by adding the total value of the Fund’s investments and other assets, subtracting the Fund’s liabilities and dividing the result by the number of outstanding shares of the Fund (i.e., assets – liabilities / number of shares = NAV).  The NAV takes into account the expenses and fees of the Fund, including management, administration and other fees, which are accrued daily.  The NAV of the Fund is computed once on each day that the New York Stock Exchange (the “NYSE”) is open for trading as of the later of the close of the regular session of the NYSE, 4:00 p.m. Eastern Time[, or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded].

The Fund values its investments at their market value.  Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair Value Pricing
Portfolio securities traded on the NYSE will be valued at their closing prices unless the Trust’s Valuation Committee determines that a “fair value” adjustment is appropriate due to subsequent events. The Fund has adopted valuation procedures that allow for the use of fair value pricing in appropriate circumstances.  Such circumstances may arise for instance when (a) trading in a security has been halted or suspended or a security has been delisted from a national exchange, (b) a security has not been traded for an extended period of time, (c) a significant event with respect to a security occurs after the close of trading and before the time the Fund calculates its own share prices, or (d) market quotations are not readily available or are not considered reliable for other reasons.  Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that they might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Valuing securities at fair value involves greater reliance on judgment than valuing securities based on readily available market quotations.  Using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

Buying and Selling Shares
Trading in the Secondary Market
Shares of the Fund are listed and available for trading on the Listing Exchange during its core trading session (generally 9:30 a.m. until 4:00 p.m. Eastern Time). Shares also may be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. There can be no guarantee that an active trading market will develop or be maintained, or that the Fund’s listing will continue or remain unchanged. The Fund does not impose any minimum investment for Fund shares purchased in the secondary market.

Fund shares may be purchased and sold in the secondary market only through a Broker. When buying or selling shares, you may incur trading commissions or other charges determined by your Broker. Due to applicable brokerage charges and other trading costs, frequent trading may detract from realized investment returns. Trading commissions are frequently a fixed dollar amount, and therefore may be proportionately more costly when buying or selling small amounts of shares.

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When you buy or sell Fund shares in the secondary market, you will pay or receive the Fund’s next-computed NAV plus or minus a trading cost (i.e., premium or discount to NAV) determined at the time of trade execution. The final price of each purchase and sale of Fund shares is determined and confirmed after calculation of that day’s NAV.

The premium or discount to NAV at which the Fund’s share transactions are executed will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the share inventory positions and inventory strategies of market makers, and the volume of share trading. The cost to buy shares (i.e., premium to NAV) generally will increase when there is an imbalance of buyers over sellers and as the costs of creating Creation Units increase. The cost to sell shares (i.e., discount below NAV) generally will increase when there is an imbalance of sellers over buyers and as the costs of redeeming Creation Units increase. Reflecting these and other market factors, prices for Fund shares in the secondary market may be above, at or below NAV. Trading premiums and discounts to the Fund’s NAV may be significant. Different from how the Fund’s shares trade, purchases and sales of mutual fund shares are made at the next-determined NAV and transactions in shares of ETFs are priced intraday and not directly related to the ETF’s NAV.

Information regarding the trading history of Fund shares is available at www.nextshares.com. Each business day, that website displays the prior business day’s NAV and the following trading information for such day:

•	intraday high, low, average and closing prices of shares in exchange trading, expressed as premiums/discounts to NAV;

•	the midpoint of the highest bid and lowest offer prices as of the close of exchange trading, expressed as a premium/discount to NAV;

•	the spread between highest bid and lowest offer prices as of the close of exchange trading; and

•	volume of shares traded.

The website at www.nextshares.com also includes charts showing the frequency distribution and range of values of NAV-based trading prices, closing bid/ask midpoints and closing bid/ask spreads over time. This trading information is intended to provide useful information to current buyers and sellers of Fund shares.

Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each day the NYSE is open for business. Buyers and sellers of shares will not know the values of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values as described below) during periods of market volatility. Although limit orders can be used to control differences in trade price versus NAV, they cannot be used to control or limit absolute trade execution prices.

The Listing Exchange generally is open for trading Monday through Friday of each week, except that it is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. A “Business Day” with respect to the Fund’s secondary market trading and transaction in Creation Units is each day the Listing Exchange is open. Orders from Authorized Participants to create or redeem Creation Units will only be accepted on a Business Day. On days when the Listing Exchange closes earlier than normal, the Fund may require orders to create or redeem Creation Units to be placed earlier in the day. See the SAI for more information.

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Shares of the Fund may be acquired from the Fund through the Distributor or redeemed from the Fund only in Creation Units or multiples thereof, as discussed in Creations and Redemptions below.

Intraday Indicative Values
At periodic intervals of not more than 15 minutes during the Listing Exchange’s regular trading session, an indicative estimate of the Fund’s current per share portfolio value will be disseminated. The IIV calculations are estimates of the real-time value of the Fund’s underlying holdings based on current market prices, and should not be viewed as a projection of NAV, which is calculated only once a day. The purpose of IIVs is to help investors determine the number of shares to buy or sell if they want to transact in an approximate dollar amount. Because IIVs generally will differ from the end-of-day NAV of the Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold. Investors should understand that share transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility. Neither the Fund, the Trust, nor any of their affiliates is involved in, or responsible for, the calculation or dissemination of IIVs nor do they make any warranty as to their accuracy. An inaccuracy in an IIV could result from various factors, including difficulty pricing portfolio instruments on an intraday basis.

Creations and Redemptions
The Fund issues and redeems shares only in Creation Unit blocks of [25,000] shares or multiples thereof. Creation Units may be purchased or redeemed only by or through Authorized Participants. Each Authorized Participant must enter into an Authorized Participant agreement with the Distributor (and be accepted by the Transfer Agent). A creation transaction, which is subject to acceptance by the Distributor, generally takes place when an Authorized Participant submits an order in proper form and deposits into the Fund the Basket of securities, other instruments and/or cash that the Fund specifies for that day.

To preserve the confidentiality of the Fund’s trading activities, the Advisor anticipates that the Basket will normally not be a pro rata slice of the Fund’s portfolio positions and may vary significantly from the Fund’s current portfolio. Securities being acquired generally will be excluded from the Basket until their purchase is completed and securities being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the Advisor to be in the best interest of the Fund and its shareholders, some portfolio positions may be excluded from a Basket. The Fund’s Basket will be available at www.nextshares.com each day. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions. See BUYING AND SELLING SHARES in the SAI. By not disclosing its full holdings currently, the Fund can maintain the confidentiality of portfolio trading information and mitigate the potentially dilutive effects of other market participants front-running the Fund’s trades.

Shares may be redeemed only in Creation Units in exchange for the current Basket as described above, provided that the Fund may permit an Authorized Participant to deliver or receive cash in lieu of some or all of the Basket instruments in limited circumstances as described under BUYING AND SELLING SHARES in the SAI. Except when aggregated in Creation Units, shares are not redeemable by the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form, plus or minus the applicable transaction fee (See Transaction Fees below). Transactions in Creation Units are not subject to a sales charge.

A creation or redemption order is considered to be in proper form if all procedures set forth in this Prospectus, the Authorized Participant agreement (including the order procedures incorporated therein), order form and SAI are properly followed. For an order to be in proper form, the order must be submitted by an authorized person of an Authorized Participant and include all required information prior to the designated cut-off time (e.g., identifying information of the Authorized Participant and authorized person, Fund the order relates to, type of order, number of Creation Units being issued or redeemed, and personal identification number, signature and/or other means of identification of the authorized person). See Dividends and Distributions — Taxes — Additional Information for information regarding taxation of transactions in Creation Units.

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The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposit and satisfying redemptions with securities, including that the securities accepted for deposit and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the Securities Act of 1933, as amended (1933 Act). Further, a shareholder that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

An Authorized Participant must be either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation (the “NSCC”) or a DTC participant, and must have executed an Authorized Participant agreement with the Distributor (and be accepted by the Transfer Agent) with respect to creations and redemptions of Creation Units. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be issued on an ongoing basis, at any point during the life of the Fund, a “distribution,” as such term is used in the 1933 Act, may occur. Brokers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether a party is an underwriter must take into account all the relevant facts and circumstances of each particular case. Brokers should also note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

The Fund does not impose any restrictions on the frequency of purchases and redemptions of Creation Units; however, the Fund reserves the right to reject or limit purchases at any time. When considering that no restriction on frequent purchases and redemptions is necessary, the Board evaluated the risks posed by market timing activities, such as whether frequent purchases and redemptions would interfere with the efficient implementation of the Fund’s investment strategy, or whether they would cause the Fund to experience increased transaction costs. The Board considered that, unlike traditional mutual funds, the Fund charges transaction fees on purchases and redemptions that are designed to protect the Fund from the associated dilution (See Transaction Fees below). Given the Fund’s structure and use of transaction fees, the Board has determined that it is unlikely that attempts to market time the Fund by shareholders will materially harm the Fund or its shareholders.

Transaction Fees
Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by NSCC or DTC, and the estimated transaction costs (i.e., brokerage commissions, bid-ask spread and market impact trading costs) incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Advisor to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The Fund’s transaction fee will be available at www.nextshares.com each day. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ among NextShares funds and may vary over time for the Fund depending on the estimated trading costs for its portfolio positions and Basket, processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption event, amounts varying with the number of Creation Units purchased or redeemed, and amounts varying based on the time an order is placed. Funds that substitute cash for Basket instruments may impose higher transaction fees on the substituted cash amount. Higher transaction fees may apply to purchases and redemptions through DTC than through the NSCC.

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Book Entry
Fund shares are held in book-entry form, which means that no stock certificates are issued. DTC serves as the securities depository for shares of the Fund. DTC, or its nominee, is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes. Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or DTC participants. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. To exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other exchange-traded securities that you hold in book-entry or “street name” form.

Distribution
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and is the “principal underwriter” for the Trust in connection with the issuance of Creation Units of the Fund.

All orders to purchase Creation Units of the Fund must be placed with the Transfer Agent (and be accepted by the Distributor) by or through an Authorized Participant, and it is the responsibility of the Transfer Agent to transmit such orders to the Fund. The Transfer Agent furnishes to those placing such orders confirmation that the orders have been accepted, but the Transfer Agent or the Distributor may reject any order that is not submitted in proper form.

The Distributor is responsible for delivering a copy of the Fund’s Prospectus to Authorized Participants purchasing Creation Units and the Transfer Agent and the Distributor are responsible for maintaining records of the orders placed and any confirmations of acceptance furnished to Authorized Participants. In addition, the Transfer Agent will maintain a record of the instructions given to the Fund to implement the delivery of Creation Units.

Additional Payments to Dealers
The Advisor may pay amounts from its own resources and not as an additional charge to the Fund, to certain financial institutions in connection with the sale and/or distribution of the Fund’s shares or the retention and/or servicing of the Fund’s shareholders.  These payments may include payments for marketing support.  Because these payments are not made by shareholders or the Fund, the Fund’s total expense ratios will not be affected by any such payments.  These payments sometimes are referred to as “revenue sharing.”  In some cases, such payments may create an incentive for the financial institution to recommend or make shares of the Fund available to its customers and may allow the Fund greater access to the financial institution’s customers.

To the extent permitted by applicable law or relevant exchange rules, the Fund may in the future, but is not required to, participate in certain market maker incentive programs of a national securities exchange pursuant to which the Advisor (or one of its affiliates) would pay a fee to the exchange to be used for the purpose of incentivizing one or more market makers to enhance the liquidity and quality of the secondary market for Fund shares. The fee would be credited by the exchange to one or more market makers that meet or exceed liquidity and market quality standards with respect to Fund shares. Each market maker incentive program is subject to approval by the SEC. Any such fee payments made to an exchange will be made by the Advisor (or one of its affiliates) from its own resources and will not be paid by the Fund.

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Anti-Money Laundering
In compliance with the USA PATRIOT Act of 2001, the Transfer Agent will verify certain information on your account application as part of the Fund’s anti-money laundering program.  As requested on the application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  If you do not supply the necessary information, the Transfer Agent may not be able to open your account.  Please contact the Transfer Agent at (800) 395-3807 if you need additional assistance when completing your application.  If the Transfer Agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserves the right to close your account or take any other action it deems reasonable or required by law.

Dividends and Distributions
The Fund expects to pay dividends from net investment income quarterly, and to make distributions of net capital gains, if any, at least annually.  The Board of Trustees may decide to pay dividends and distributions more frequently.

No dividend reinvestment service is provided by the Trust. Financial intermediaries may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of Fund shares for reinvestment of their dividend distributions. Beneficial owners should contact their financial intermediary to determine the availability and costs of the service and the details of participation therein. Financial intermediaries may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

Any dividend or distribution paid by the Fund has the effect of reducing the NAV of Fund shares by the amount of the dividend or distribution.  If you purchase shares shortly before the record date of a dividend or distribution, the distribution will be subject to income taxes even though the dividend or distribution may represent, in substance, a partial return of your capital.

Taxes
The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account.

Distributions made by the Fund will be taxable to shareholders whether received in cash or reinvested in additional shares of the Fund.  Distributions derived from net investment income, including net short-term capital gains, are taxable to shareholders as ordinary income or, if certain conditions are met, as qualified dividend income, taxable to individual or certain other noncorporate shareholders at U.S. federal income tax rates of up to 20%.  Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains regardless of the length of time shareholders have held their shares of the Fund.  A portion of the dividends received from the Fund (but none of the Fund’s capital gain distributions) may qualify for the dividends-received deduction for corporate shareholders.  Although distributions are generally taxable when received, certain distributions declared by the Fund in October, November or December and paid by the Fund in January of the following year are taxable as if received in the prior December.  The Fund will inform you annually of the amount and nature of its distributions.

Sales of the Fund’s shares will be treated as taxable transactions to shareholders, and any gain on the transaction will generally be subject to federal income tax.

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A purchaser of Creation Units of shares on an in-kind basis generally will recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units at that time and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) any amount of cash paid (or received) by the purchaser. A shareholder redeeming Creation Units generally will recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received plus (or minus) any amount of cash received (or paid) by the shareholder.

The Internal Revenue Service may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible. Any capital gain or loss realized by a shareholder upon a redemption (or creation) of Creation Units is generally treated as long-term capital gain or loss if the Creation Units (or the securities surrendered) have been held for more than one year and as short-term capital gain or loss if they have been held for one year or less. If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. If the Fund redeems Creation Units in cash, it may recognize more capital gains than it will if it redeems Creation Units in-kind.

The Fund has the right to reject an order for Creation Units if the creator (or a group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to the Code, the Fund would have a basis in the deposited securities different from the market value of such securities on the date of the deposit.  The Fund also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

The SAI contains information about taxes.  Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your own tax advisors about federal, foreign, state and local taxation consequences of investing in the Fund.

Additional Information
The Fund enters into contractual arrangements with various parties, including among others, the Fund’s investment adviser, who provide services to the Fund.  Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund.  The Fund may make changes to this information from time to time.  Neither this prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund since commencement of operations.  However, because the Fund was recently created, it does not yet have a financial performance record.  Information for the fiscal period ended September 30, 2018 will be audited by ________________________, whose report, along with the Fund’s financial statements, will be included in the Fund’s Annual Report, which will be available upon request after __________________.

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PRIVACY NOTICE

Brandes Investment Trust and Brandes Investment Partners, L.P. may collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us.

We do not disclose any non-public personal information about any shareholder or former shareholder of the Fund without the shareholder’s authorization, except as required by law or in response to inquiries from governmental authorities.  We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you.  We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, such as a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary governs how your nonpublic personal information would be shared with nonaffiliated third parties.

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PN-1

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-annual Reports:
The Fund’s annual and semi-annual reports to shareholders will contain detailed information on the Fund’s investments.  The annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund, including operations and investment policies.  It is incorporated by reference in and is legally considered a part of this prospectus.

You can get free copies of the reports and the SAI, or request other information and discuss your questions about the Fund, by contacting us at:

Brandes Funds
11988 El Camino Real, Suite 600
San Diego, CA 92130
800-331-2979 (Fund-level inquiries)
800-395-3807 (Trade/Account inquiries)
www.brandesfunds.com

You can also review the Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  In addition, you can get text-only copies:

•	For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-1520 or emailing the Commission at: publicinfo@sec.gov.
•	Free from the Commission’s website at http://www.sec.gov.

Investment Company Act File No. 811-8614

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2

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the United States Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

Dated [January 1], 2018

BRANDES INVESTMENT TRUST

Brandes Value NextShares

The NASDAQ Stock Market LLC – [ticker]

Brandes Investment Trust (the “Trust”) is an open-end, management company.  This Statement of Additional Information (“SAI”) contains additional information about Brandes Value NextShares (the “Fund”).  The Fund may be referred to throughout this SAI as “Value NextShares”.  Brandes Investment Partners, L.P. (the “Advisor”) is the investment advisor to the Fund.  The Fund is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

This SAI is not a prospectus, and it should be read in conjunction with the Fund’s prospectus (the “Prospectus”) dated [January 1, 2018].  Copies of the Fund’s Prospectus and once available, the Annual Report and Semi-Annual Report, may be obtained free of charge from the Fund by visiting the website at www.brandesfunds.com, by writing 11988 El Camino Real, Suite 600, San Diego, California 92130 or by calling 1-800-331-2979.

TABLE OF CONTENTS

Page

GENERAL INFORMATION AND HISTORY
INVESTMENT POLICIES AND RISKS
INVESTMENT RESTRICTIONS
PORTFOLIO TURNOVER
PORTFOLIO HOLDINGS DISCLOSURE
MANAGEMENT
PROXY VOTING PROCEDURES
PRINCIPAL HOLDERS OF SECURITIES
INVESTMENT ADVISORY AND OTHER SERVICES
PORTFOLIO TRANSACTIONS AND BROKERAGE
CALCULATION OF NET ASSET VALUE
BUYING AND SELLING SHARES
TAXATION
FINANCIAL STATEMENTS
OTHER SERVICE PROVIDERS
ANTI-MONEY LAUNDERING PROGRAM
MARKETING AND SUPPORT PAYMENTS
GENERAL INFORMATION
APPENDIX A

Table of Contents - Statement of Additional Information

GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust on July 6, 1994 and is an open-end management investment company.  The Board has authority to issue an unlimited number of shares of beneficial interest of separate series and to terminate any series without shareholder consent if it believes such termination is in the best interest of the shareholders of such series.  The Trust currently consists of ten series. This SAI discusses the Brandes Value NextShares series.

Brandes Value NextShares commenced operations on [January 1, 2018.]

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Fund’s principal investment strategies as set forth in the Fund’s Prospectus.  The Fund may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Borrowing

The Fund may borrow for temporary, extraordinary or emergency purposes, or for the clearance of transactions, and then only in amounts not exceeding 10% of its total assets valued at market (for this purpose, reverse repurchase agreements and delayed delivery transactions covered by segregated accounts are not considered to be borrowings).  The 1940 Act requires the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed.  If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.  To avoid the potential leveraging effects of the Fund’s borrowings, additional investments will not be made while borrowings are in excess of 5% of the Fund’s total assets.  Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased.  The Fund also may be required to maintain minimum average balances in connection with any such borrowings or to pay a commitment or other fee to maintain a line of credit, either of which would increase the cost of borrowing over the stated interest rate.

Borrowing involves special risk considerations.  Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  To the extent the Fund is leveraged, the value of its assets will tend to increase more when its portfolio securities increase in value, and to decrease more when its portfolio securities decrease in value, than if its assets were not leveraged.  The rights of any lender to the Fund to receive payments of interest or repayments of principal will be senior to those of the investors in the Fund.  Consequently, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  Also, the terms of any borrowings may contain provisions that limit certain activities of the Fund, including the ability to make distributions.

Convertible Securities

The Fund may invest in convertible securities.  A convertible security is a bond which may be converted at a stated price or stated rate within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security’s underlying common stock.

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The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock.)  The credit standing of the issuer and other factors may also affect the investment value of a convertible security.  The conversion value of a convertible security is determined by the market price of the underlying common stock.  If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value.  To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security is increasingly influenced by its conversion value.

Like other debt securities, the market value of convertible debt securities tends to vary inversely with the level of interest rates.  The value of the security declines as interest rates increase and increases as interest rates decline.  Although under normal market conditions longer term securities have greater yields than do shorter term securities of similar quality, they are subject to greater price fluctuations.  A convertible security may be subject to redemption at the option of the insurer at a price established in the instrument governing the convertible security.  If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Corporate Debt Obligations

The Fund, to the extent permitted by the Prospectus, may invest in corporate debt obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  These instruments are used by companies to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.

Cyber-Security Risk

With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the Fund and its service providers may be prone to operational and information security risks resulting from cyber-attacks. In general, cyber-attacks result from deliberate attacks but unintentional events may have effects similar to those caused by cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information and causing operational disruption. Successful cyber-attacks against, or security breakdowns of, the Fund or its adviser, custodians, transfer agent, and/or other third party service providers may adversely impact the Fund and its shareholders. For instance, cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value (the “NAV”), cause the release of private shareholder information or confidential Fund information, impede trading, cause reputational damage, and subject the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. The Fund also may incur substantial costs for cyber-security risk management in order to guard against any cyber incidents in the future. While the Fund or its service providers may have established business continuity plans and systems designed to guard against such cyber-attacks or adverse effects of such attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified, in large part because different unknown threats may emerge in the future. Similar types of cyber-security risks also are present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

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Derivative Instruments

A variety of derivative investment products (“financial instruments”) are available in the financial markets, including put and call options on securities, indexes and currencies; financial and commodity futures contracts and options on futures contracts; swap agreements and options on such agreements; structured notes; and various hybrid instruments.  The Advisor has not used such financial instruments, except for participatory notes, in the past in managing securities portfolios, but will continue to evaluate the potential benefits of using them and may use them in managing the Fund.

The Fund may purchase and sell (write) put and call options on securities, securities indexes, and foreign currencies, and may enter into interest rate, index, and foreign currency, futures contracts and purchase and sell options on such futures contracts (“futures options”).  These transactions may be for hedging purposes, to seek to replicate the composition and performance of a particular index, or as part of the Fund’s overall investment strategy.  The Fund also may purchase and sell foreign currency options for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

The Fund also may enter into swap agreements with respect to interest rates, securities indexes, credit default situations, and foreign currencies.  The Fund may also invest in structured notes.  If other types of financial instruments, including other types of swaps, options, futures contracts, or futures options are traded in the future, the Fund may also use those instruments, provided that the Advisor determines that their use is consistent with the Fund’s investment objective.

The use of such financial instruments may be limited by applicable law and any applicable regulations of the Securities and Exchange Commission (the “SEC”), the Commodity Futures Trading Commission (“CFTC”), or the exchanges on which some financial instruments may be traded.

Financial reform laws enacted after the financial crisis of 2008-2009, such as the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”), have changed many aspects of financial regulation applicable to derivatives.  For instance, Dodd-Frank calls for the comprehensive regulation of swaps by the CFTC and security-based swaps (e.g., swaps on single securities, single loans and narrow-based securities indexes) by the SEC.  Under Dodd-Frank, the CFTC and the SEC are in the process of adopting and implementing several new regulations applicable to these instruments, including rules with respect to recordkeeping, reporting, business conduct, relationship documentation, margin, clearing, and trade execution requirements.  In addition, Dodd-Frank requires the registration of certain parties that deal or engage in substantial trading, execution of advisory activities in the markets for swaps and security-based swaps.

The CFTC and the SEC are continuing to implement these requirements through their rulemaking processes.  These new regulatory requirements may make the use of swaps and security-based swaps more costly, may limit or restrict their use by the Fund, may present different risks or may otherwise adversely affect the value or performance of those instruments.  It also is possible that these developments could adversely affect the Fund’s ability to terminate existing trades or to realize amounts to be received on such trades.  The extent and impact of these regulations are not yet fully known and may not be known for some time.

Table of Contents - Statement of Additional Information

The Fund’s use of derivatives may be affected by other applicable laws and regulations, including the laws and regulations of various non-U.S. jurisdictions.  The Fund’s trading of derivatives also may be subject to review by the SEC, the CFTC, exchange and market authorities and other regulators in the United States and abroad.

The Fund might not employ any of the strategies described below, and no assurance can be given that any strategy used will succeed. If the Advisor incorrectly forecasts interest rates, market values or other economic factors in utilizing a derivatives strategy for the Fund, the Fund might have been in a better position if it had not entered into the transaction at all.  Also, suitable derivative transactions may not be available in all circumstances.  The use of these strategies involves special risks, including the following:

•
Financial instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to the Fund’s interest. Many financial instruments are complex, and successful use of them depends in part upon the Advisor’s ability to forecast correctly future market trends and other financial or economic factors or the value of the underlying security, index, interest rate, currency or other asset. Even if the Advisor’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial instruments may behave in unexpected ways, especially in abnormal or volatile market conditions;

•
The Fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in financial instruments.  Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the financial instrument is open unless they are replaced with other appropriate assets. If markets move against the Fund’s position, the Fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objective. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to the Fund. These losses may be substantial, and may be in addition to losses incurred by using the financial instrument in question. If the Fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the Fund will continue to be subject to investment risk on the assets. Segregation, cover, margin and collateral requirements may impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price;

•
The Fund’s ability to close out or unwind a position in a financial instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or the Fund is not successful in its negotiations, the Fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the financial instrument becomes insolvent. The Fund may be required to make delivery of portfolio securities or other assets underlying a financial instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, the Fund continues to be subject to investment risk on the financial instrument. The Fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the financial instrument;

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•
Certain financial instruments transactions may have a leveraging effect on the Fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the financial instrument itself. When the Fund engages in transactions that have a leveraging effect, the value of the Fund is likely to be more volatile and other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the Fund would otherwise have. Certain financial instruments have the potential for unlimited loss, regardless of the size of the initial investment;

•
Many financial instruments may be difficult to value or may be valued subjectively. Inaccurate or subjective valuations can result in increased payment requirements to counterparties or a loss of value to the Fund;

•
Liquidity risk exists when a particular financial instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, the Fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain financial instruments, including certain over-the-counter (or “OTC”) options and swaps, may be considered illiquid and therefore subject to the Fund’s limitation on investments in illiquid securities;

•
In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a financial instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in the Fund incurring substantial losses and/or not achieving anticipated gains;

•
Hedging strategies can reduce opportunity for gain by offsetting the positive effect of favorable price movements. Even if the strategy works as intended, the Fund might be in a better position had it not attempted to hedge at all;

•
Financial instruments transactions used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio securities or declines in the cost of securities to be acquired. If the Fund enters into a derivatives transaction as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index, market or other asset, the Fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the derivatives transaction itself;

•
Certain financial instruments transactions involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy;

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•
In a cleared derivatives transaction, the Fund would be exposed to the risk of default on the obligations, or the insolvency, of the relevant clearinghouse.  In addition, if the Fund has posted any margin to a broker that is a member of a clearinghouse with respect to a cleared derivatives transaction, the Fund would be exposed to the risk of default on the obligations, or the insolvency, of the broker through which it has entered into the transaction.  Such losses, which could be substantial, may occur despite legal protections that are designed to protect customer assets in cleared derivatives transactions;

•
Certain financial instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are not entered into or traded on exchanges. Instead, such OTC derivatives are entered into directly by the counterparties and may be traded only or primarily through financial institutions acting as market makers. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange or clearinghouse and as a result the Fund bears greater risk of default by the counterparties to such transactions. Information available on counterparty credit-worthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults;

•
Under Dodd-Frank, swap contracts that are required to be cleared must be traded on a CFTC-regulated swap execution facility or designated contract market that makes them available for trading.  The transition from trading swaps bilaterally to trading them on such a facility or market may not result in swaps being easier to trade or value and may present certain execution risks if these facilities and markets do not operate properly. On-facility trading of swaps is also expected to lead to greater standardization of their terms.  As a result, it is possible that the Fund may not be able to enter into swaps that fully meet its investment needs.  In addition, it is possible that the costs of entering into customized swaps, including any applicable margin requirements, will be significant;

•
Financial instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. The risk of operational failures may be higher for OTC derivatives transactions. For derivatives not guaranteed by an exchange, the Fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs, disagreements as to the meaning of contractual terms and litigation, in enforcing those remedies;

•
Financial instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to derivatives transactions conducted outside the United States. Derivatives transactions conducted outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments;

•
Financial instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions; and

•	Use of financial instruments involves transaction costs, which may be significant. Use of financial instruments also may increase the amount of taxable income to shareholders.

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Foreign Investments

The Fund may invest in securities of issuers organized or headquartered in foreign countries.  Generally, such investments are likely to be made in issues in the developed markets of Europe, Asia and North America deemed to be suitable by the Advisor.

The Fund’s investment in common stock of foreign corporations may also be in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”) (collectively “Depositary Receipts”). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

There are special risks in investing in any foreign securities in addition to those relating to investments in U.S. securities including, but not limited to, the following.

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Such instability may result from, among other things, authoritarian governments or military involvement in political and economic decision making; popular unrest associated with demands for improved economic, political and social conditions; internal insurgencies; hostile relations with neighboring countries; and ethnic, religious and racial conflict.

Governments in certain foreign countries continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Geographic Concentration and Country Risk.  A small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic or regulatory developments in that country or region.

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Currency Fluctuations.  To the extent that the Fund invests in securities denominated in foreign currencies, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency.  Such changes will also affect the Fund’s income.  The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.  Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as viewed from an international perspective.  Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.

Market Characteristics.  Foreign securities in which the Fund invests will be purchased on foreign over-the-counter markets or on foreign securities exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market.  Foreign securities markets may be less liquid and more volatile than U.S. securities markets.  While the volume of transactions effected on foreign stock exchanges has increased in recent years, it remains appreciably below that of the New York Stock Exchange.  Accordingly, the Fund’s foreign investments may be less liquid and their prices may be more volatile, than comparable investments in securities in U.S. companies.  The Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges.  Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States.  Such differences and potential delays may expose the Fund to increased risk of loss in the event of a failed trade or the insolvency of a foreign broker-dealer.

The value of the Fund’s portfolio positions may also be adversely impacted by delays in the Fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

Legal and Regulatory Matters.  Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.  In addition, foreign markets for derivatives may be subject to less supervision, may provide less disclosure, and may present different or greater operational, custody, counterparty, and other risks than the markets for derivatives in the United States.  Furthermore, the Fund may encounter difficulties in pursuing legal remedies or in obtaining judgments in foreign courts.

Futures Contracts and Options on Futures Contracts

The Fund may invest in futures contracts and futures options with respect to, but not limited to, interest rates, security indexes and currencies.  A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date.  These contracts are traded on exchanges, so that, in most cases, either party can close out its position on the exchange for cash, without delivering the security or commodity.  An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract to the writer of the option, at a specified price and on or before a specified expiration date.

An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument, foreign currency or the cash value of an index at a specified price and time.  A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.  Although the value of an index might be a function of the value of certain specified securities, no physical delivery of these securities is made.  The Advisor believes that a public market exists in futures contracts covering a number of indexes as well as financial instruments and foreign currencies, including: the S&P 500; the S&P Midcap 400; the Nikkei 225; the NYSE composite; U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro.  It is expected that other futures contracts will be developed and traded in the future.

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The Fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities and indexes (discussed above).  A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option.  Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.  A call option is “in the money” if the value of the futures contract that is the subject of the option exceeds the exercise price.  A put option is “in the money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

Limitations on Use of Futures and Futures Options.  The Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of assets determined to be liquid by the Advisor in accordance with established procedures (“initial margin”).  The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  Margin requirements on foreign exchanges may be different than U.S. exchanges.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  The Fund expects to earn interest income on its initial margin deposits.  A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract.  This process is known as “marking to market.”  Variation margin does not represent a borrowing or loan by the Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired.  In computing daily NAV, the Fund will mark to market its open futures positions.

The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month).  Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date.  If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain; if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain; if it is less, the Fund realizes a capital loss.  The transaction costs also affect the gain or loss.

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The Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract.  Alternatively, the Fund may “cover” its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures that are equal to the market value of the instruments underlying the contract.  Alternatively, the Fund may “cover” its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund’s custodian).

When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures, that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option.  Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.  When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) assets determined to be liquid by the Advisor in accordance with established procedures established that equal the purchase price of the futures contract, less any margin on deposit.  Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The requirements for qualification as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See “TAXATION.”

Risks Associated with Futures and Futures Options.  The use of futures contracts and futures options involves a number of risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements between the hedging instrument and the instrument being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

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Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities.  To the extent, however, that a municipal bond fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of municipal securities.  Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets.  The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.  There can be no assurance that an active secondary market will develop or continue to exist for any derivative.

High Yield Bonds

The Fund may invest in high yield bonds.  Below investment grade debt securities, commonly referred to as “high yield bonds” or “junk bonds” are considered to be speculative and involve a greater risk of default or price changes due to changes in the issuer’s creditworthiness than higher rated securities.

Like all fixed income securities, the market values of high yield securities tend to vary inversely with the level of interest rates, and the yields and market values of such securities fluctuate over time reflecting the market’s perception of credit quality and the outlook for economic growth.  However, high yield securities are generally subject to greater credit risk than higher-rated securities because the issuers are more vulnerable to economic downturns, higher interest rates and adverse issuer-specific developments.  In addition, the prices of high yield securities are generally subject to greater market risk and therefore react more sharply to changes in interest rates.  The risk of loss because of default by issuers of high yield securities is significantly greater because medium and lower-rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness.  Their value and liquidity may also be diminished by adverse publicity and investor perceptions.  Also, legislative and regulatory developments may have an adverse effect on the market value of these securities.

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Because high yield securities are frequently traded only in markets where the number of potential purchasers and sellers, if any, is limited, the ability of the Fund to sell these securities at their fair value either to meet redemption requests or to respond to changes in the financial markets may be limited.  In such an event, such securities could be regarded as illiquid for the purposes of the limitation on the purchase of illiquid securities.  Thinly traded high yield securities may be more difficult to value accurately for the purpose of determining the Fund’s net asset value.  Also, because the market for certain high yield securities is relatively new, that market may be particularly sensitive to an economic downturn or a general increase in interest rates.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund.  Neither such event will require sale of the securities by the Fund, although the Advisor will consider the event in determining whether the Fund should continue to hold the security.

Hybrid Instruments

The Fund may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock or bond with an option or forward contract.  Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrids.  These risks may cause significant fluctuations in the NAV of the Fund.  The Fund will not invest more than 5% of its total assets in hybrid instruments.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid and Restricted Securities

The Fund may hold up to 15% of its net assets at the time of purchase in illiquid securities, including (1) securities with no readily available market; (2) securities subject to legal restrictions on resale because they have not been registered under the Securities Act of 1933 (“restricted securities”), other than Rule 144A securities noted below; (3) repurchase agreements having more than seven days to maturity; and (4) fixed time deposits subject to withdrawal penalties (other than those with a term of less than seven days).

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Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might not be able to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days.  The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Illiquid securities do not include those which meet the requirements of Rule 144A under the Securities Act of 1933 (the “1933 Act”) and which the Advisor has determined to be liquid based on the applicable trading markets.  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities sold pursuant to Rule 144A in many cases provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by NASDAQ. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities, however, could adversely affect the marketability of such portfolio securities and result in the Fund’s inability to dispose of such securities promptly or at favorable prices.  In recent years, a large institutional market has also developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes.  Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment.

The fact that there are contractual or legal restrictions on resale of an investment to the general public or to certain institutions may not be indicative of the liquidity of such investments.  The Board has delegated the function of making day-to-day determinations of liquidity to the Advisor.  In accordance with guidelines established by the Board, the Advisor will determine the liquidity of each investment using various factors such as (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the likelihood of continued marketability and credit quantity of the issuer.

Initial Public Offerings

The Fund may purchase equity securities in initial public offerings (“IPOs”).  These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations.  Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods.  Securities issued in an IPO frequently are very volatile in price, and the Fund may hold securities purchased in an IPO for a very short period of time.  As a result, the Fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

At any particular time or from time to time the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund.  In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs.  Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease.  The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so.  In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.  There can be no assurance that investments in IPOs will improve the Fund’s performance.

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Options on Securities and Indexes

The Fund may purchase and sell both put and call options on securities or indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on an OTC market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer.

An option on a security (or index) is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option.  The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option.  (An index is designed to reflect features of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

The Fund will write call options and put options only if they are “covered.”  A call option on a security is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration upon conversion or exchange of other securities held by the Fund (or, if additional cash consideration is required, cash or other assets determined to be liquid by the Advisor in accordance with established procedures in such amount are segregated).  A call option on an index is covered if the Fund maintains with its custodian assets determined to be liquid by the Advisor in accordance with established procedures, in an amount equal to the contract value of the index.  A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with established procedures.

A put option on a security or an index is “covered” if the Fund segregates assets determined to be liquid by the Advisor in accordance with established procedures equal to the exercise price.  A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is (1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated assets determined to be liquid by the Advisor in accordance with established procedures.

If an option written by the Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.  If an option purchased by the Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.  The Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold.  Before an exchange traded option is exercised or expired, it may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration date).  There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.  The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss.  If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss.  The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

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The premium paid for a put or call option purchased by the Fund is an asset of the Fund. The premium received for an option written by the Fund is recorded as a deferred credit.  The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying security.  A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations.  The Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put.  In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

Risks Associated with Options on Securities and Indexes.  Transactions in options on securities and on indexes are subject to a number of risks.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives.  A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price (in the case of a put), or remains less than or equal to the exercise price (in the case of a call), the Fund will lose its entire investment in the option.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance in the future by one or more exchanges for economic or other reasons, of trading of options (or of a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless.  If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.  As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by the Fund, the Fund would not be able to close out the option.  If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.  Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund’s securities during the period the option was outstanding.

Other Investment Companies

The Fund may invest in securities issued by other investment companies, including (to the extent permitted by the 1940 Act) other investment companies managed by the Advisor.  They may include shares of money market funds, exchange traded funds (“ETFs”), closed-end investment companies, and passive foreign investment companies.

ETFs are not actively managed.  Rather, an ETF’s objective is to track the performance of a specified index.  Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so.  As a result, the Fund may have a greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF were not fully invested in such securities.  Because of this, an ETF’s price can be volatile.  In addition, the results of an ETF will not match the performance of the specified index due to reductions in the ETF’s performance attributable to transaction and other expenses, including fees paid by the ETF to service providers.

Shares of closed-end funds and ETFs (except, in the case of ETFs, for “aggregation units” of 50,000 shares) are not individually redeemable, but are traded on securities exchanges.  The prices of such shares are based upon, but not necessarily identical to, the value of the securities held by the issuer.  There is no assurance that the requirements of the securities exchange necessary to maintain the listing of shares of any closed-end fund or ETF will continue to be met.

The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and SEC rules.  Under the 1940 Act, the Fund may own an unlimited amount of any affiliated investment company.  It also may invest its assets in any unaffiliated investment company, subject to certain conditions, as long as the Fund and its affiliated persons own no more than 3% of the outstanding voting stock of the acquired investment company.  This restriction may not apply to the Fund’s investments in money market mutual funds, if the Fund’s investments fall within the exceptions set forth under SEC rules.

As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees.  Accordingly, in addition to bearing their proportionate share of the Fund’s expenses (i.e., management fees and operating expenses), shareholders will also indirectly bear similar expenses of such other investment companies.

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Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of an investment in other investment companies.

Participatory Notes

The Fund may invest in participatory notes issued by banks or broker-dealers that are designed to replicate the performance of certain non-U.S. companies traded on a non-U.S. exchange.  Participatory notes are a type of equity-linked derivative which generally are traded over-the-counter.  Even though a participatory note is intended to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain or lose more in absolute terms than they would have made or lost had they invested in the underlying securities directly, the performance results of participatory notes will not replicate exactly the performance of the issuers or markets that the notes seek to replicate due to transaction costs and other expenses.  Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Fund.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the banks or broker-dealers that issue them, and the Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuers of the securities underlying such participatory notes.  There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying equity securities they seek to replicate.

Preferred Stock

The Fund may invest in preferred stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock has a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Real Estate Investment Trusts

The Fund may invest in real estate investment trusts (“REITs”).  Equity REITs invest directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales.  Mortgage REITs invest in mortgages on real property and derive their income primarily from interest payments.  Hybrid REITs combine the characteristics of equity and mortgage REITs.  A REIT is not taxed on income distributed to its shareholders or unit holders if it complies with statutory requirements relating to its organization, ownership, assets and income, and with an additional statutory requirement that it distribute to its shareholder or unit holders at least 90% of its taxable income for each taxable year.

REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, variations in rental income and defaults by borrowers or tenants.  Furthermore, REITs are dependent on specialized management skills.  Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

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REITs pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed a REIT’s taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Repurchase Agreements

To maintain liquidity, the Fund may enter into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks.

A repurchase agreement is a transaction in which the Fund purchases a security and, at the same time, the seller (normally a commercial bank or broker-dealer) agrees to repurchase the same security (and/or a security substituted for it under the repurchase agreement) at an agreed-upon price and date in the future.  The resale price is in excess of the purchase price, as it reflects an agreed-upon market interest rate effective for the period of time during which the Fund holds the securities.  Repurchase agreements may be viewed as a type of secured lending.  The purchaser maintains custody of the underlying securities prior to their repurchase; thus the obligation of the bank or dealer to pay the repurchase price on the date agreed to is, in effect, secured by such underlying securities.  If the value of such securities is less than the repurchase price, the other party to the agreement is required to provide additional collateral so that all times the collateral is at least equal to the repurchase price.

The majority of these transactions run from day to day and not more than seven days from the original purchase.  However, the maturities of the securities subject to repurchase agreements are not subject to any limits and may exceed one year.  The securities will be marked to market every business day so that their value is at least equal to the amount due from the seller, including accrued interest.  The Fund’s risk is limited to the ability of the seller to pay the agreed-upon sum on the delivery date.

Although repurchase agreements carry certain risks not associated with direct investments in securities, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Advisor to present minimum credit risks in accordance with guidelines established by the Board of Trustees.  The Advisor will review and monitor the creditworthiness of such institutions under the Board’s general supervision.  To the extent that the proceeds from any sale of collateral upon a default in the obligation to repurchase were less than the repurchase price, the purchaser would suffer a loss.  If the other party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, the purchaser’s ability to sell the collateral might be restricted and the purchaser could suffer a loss if it were treated as an unsecured creditor.  However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under such Code that would allow it immediately to resell the collateral.

Reserves

The Fund may establish and maintain reserves when the Advisor determines that such reserves would be desirable for temporary defensive purposes (for example, during periods of substantial volatility in interest rates) or to enable it to take advantage of buying opportunities.  The Fund’s reserves may be invested in domestic and foreign money market instruments, including government obligations.

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Securities Lending

To realize additional income, the Fund may lend securities with a value of up to 30% of its total assets to broker-dealers, institutional investors or other persons.  Each loan will be secured by collateral which is maintained at no less than 100% of the value of the securities loaned by marking to market daily.  For the duration of the loan, the Fund will continue to receive the equivalent of the dividends or interest paid by the issuer on the securities loaned, and will receive proceeds from the investment of the collateral.  The Fund may pay reasonable administrative and custodial fees in connection with a loan of securities and may pay a negotiated portion of the income earned on the collateral to the borrower or a placing broker.  The Fund will have the right to call each loan and obtain the securities on five business days’ notice or, in connection with securities trading on foreign markets, within a longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets.  Loans will only be made to persons deemed by the Advisor to be of good standing in accordance with standards approved by the Board and will not be made unless, in the judgment of the Advisor, the consideration to be earned from such loans would justify the risk.  The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities should the borrower fail financially.  In addition, voting rights or rights to consent with respect to the loaned securities pass to the borrower.

Short-Term Investments

The Fund may at times invest in short-term securities either for temporary, defensive purposes or as part of their overall investment strategies.  These securities include U.S. dollar denominated bank certificates of deposit, bankers’ acceptances, commercial paper and other short-term debt obligations of U.S. and foreign issuers, including U.S. Government and agency obligations.  A certificate of deposit is a short-term obligation of a commercial bank.  A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction.  Commercial paper is a short-term, unsecured promissory note issued to finance short-term credit needs.  All these obligations are high quality, meaning that the security is rated in one of the two highest categories for short-term securities by one of the nationally recognized rating services or, if unrated, is determined by the Advisor to be of comparable quality.  The values of these investments may be adversely affected by the inability of the issuers (or related supporting institutions) to make principal or interest payments on the obligations in a timely manner.

Structured Notes

The Fund may invest in structured notes.  Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator.  Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile.

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Swap Agreements and Options on Swap Agreements

The Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security indexes, specific securities, currencies and credit default and event-linked swaps.  The Fund may also enter into options on swap agreements (“swap options”).

The Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Following the adoption and implementation of the Dodd-Frank Act, many categories of swaps (such as interest rate swaps, currency swaps, and swaps on broad-based securities indexes) are commodity interests subject to the jurisdiction of the CFTC.  If the Fund enters into such a swap, it may be considered a “commodity pool,” which in turn may trigger a requirement for the Advisor to register as a “commodity pool operator” (a “CPO”) with the CFTC absent the ability to rely on the exclusion from CPO status provided by CFTC Regulation 4.5.  Recent amendments to Regulation 4.5, in relevant part, impose limits on the amount of an investment company’s commodity interest trading and prohibit an investment company as to which the exclusion is claimed to be marketed as a vehicle for trading commodity interests.  The amendments to Regulation 4.5 are being challenged in federal court, and the outcome of that litigation remains uncertain.

Swaps on single securities, single loans, and narrow-based securities indexes – as well as some index credit default swaps – are known as “security-based swaps.”  These instruments are subject to SEC, rather than CFTC, jurisdiction.  Accordingly, the Fund would not be considered a commodity pool subject to CFTC jurisdiction as a result of entering into this type of swap transaction.

Swaps bearing attributes of both CFTC-regulated swaps and security-based swaps are considered “mixed swaps.”  Absent a determination to the contrary by the CFTC and the SEC, these instruments would generally be considered to be commodity interests.  As a result, the Fund that enters into a mixed swap would be considered a commodity pool, which in turn may trigger a requirement for the Advisor to register as a CPO with the CFTC absent the ability to rely on the exclusion from CPO status provided by Regulation 4.5.

The Fund could be considered a “major swap participant” or a “major-security based swap participant” if its trading of swaps or security-based swaps exceeded certain tests specified in CFTC and SEC regulations that, generally speaking, measure swap counterparty exposure.  Major swap participants and major security-based swap participants are subject to comprehensive requirements under CFTC and SEC regulations, respectively.  Those requirements, if they were to apply to the Fund, would potentially have an adverse effect on the Fund’s ability to trade swaps and security-based swaps.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor.  The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index.  A “quanto” or “differential” swap combines both an interest rate and a currency transaction.  Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

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The Fund may enter into credit default swap agreements.  The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred.  If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation.  The Fund may be either the buyer or seller in a credit default swap transaction.  If the Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing.  However, if an event of default occurs, the Fund (if the buyer) will receive either the full notional value in exchange for the reference obligation or the difference in value between the full notional value and the reference obligation.  As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event.  If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

A swap option is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.  The Fund may write (sell) and purchase put and call swap options.

Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid by the Advisor in accordance with established procedures, to avoid any potential leveraging of the Fund’s portfolio.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.   As a matter of operating policy, the Fund will limit its swap transactions, along with any other transactions that are considered commodity interests subject to CFTC jurisdiction, so that either: (a) the aggregate initial margin or premium required to establish those positions does not exceed 5% of the Fund’s net assets; or (b) the aggregate net notional value of those positions does not exceed 100% of the Fund’s net assets.  For this purpose, the caps, collars, and floors described above are considered swaps.

Swap contracts involve special risks. Swaps may in some cases be illiquid. In the absence of a central exchange or market for swap transactions, they may be difficult to trade or value, especially in the event of market disruptions.  Credit default swaps involve additional risks. For example, credit default swaps increase credit risk since the Fund has exposure to both the issuer of the referenced obligation (typically a debt obligation) and the counterparty to the credit default swap.

Whether the Fund’s use of swap agreements or swap options will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.  Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid depending on the underlying circumstances.  Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.  The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.  Certain restrictions imposed on the Fund by the Code may limit the Fund’s ability to use swap agreements.  It is possible that developments in the swaps market, including regulations being implemented under the Dodd-Frank Act, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swap option than it will incur when it purchases a swap option.  When the Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised.  However, when the Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Swaps and security-based swaps are subject to a comprehensive regulatory regime under the Dodd-Frank Act that is being implemented by the CFTC and the SEC.  Many aspects of this regime have yet to be finalized, so their overall effect on the Fund remains uncertain.  One key aspect of these regulations will be to provide for the centralized clearing of several categories of swap transactions.  Centralized clearing may reduce some risks associated with bilateral trading – like counterparty and credit risks – but may present other risks, like risks associated with the failure of the member firm through which swaps are submitted for clearing.  Centrally-cleared swap transactions will generally be required to be executed on a designated contract market or a swap execution facility, and the clearing organizations for those transactions may impose initial and variation margin requirements.  Swaps that are uncleared may be subject to margin requirements imposed by regulation.  A swap counterparty will have certain recordkeeping requirements regarding its swap transactions, and information about those transactions may be required to be reported and made publicly available.  These new requirements will impose additional costs on entering into swaps, the full scope of which will remain unknown until the regulations are fully implemented.

Tax Risks

The federal income tax consequences currently applicable to an investment in the Fund are subject to change by legislative or administrative action, possibly with retroactive effect.

Trust Preferred Securities

The Fund may invest in trust-preferred securities, which share characteristics of preferred stock, corporate debt, and asset-backed securities. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Dividend payments on the trust preferred securities match the interest payments on the debt securities. If no interest is paid on the underlying debt securities, the trust will not make interest payments to holders of its preferred securities. Unlike typical asset-backed securities, trust preferred securities have only one underlying obligor and are not over-collateralized. For that reason the market may effectively treat trust preferred securities as subordinate corporate debt of the underlying issuer. Issuers of trust preferred securities receive favorable tax treatment. If the tax rules regarding trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to holders.

U.S. Government Securities

The Fund may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities. U.S. government securities include direct obligations issued by the United States Treasury, such as Treasury bills, certificates of indebtedness, notes and bonds.  U.S. Treasury obligations differ mainly in the lengths of their maturities (e.g., Treasury bills mature in one year or less, and Treasury notes and bonds mature in two to 30 years).

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U.S. government agencies and instrumentalities that issue or guarantee securities include, but are not limited to, the Federal National Mortgage Association (d/b/a Fannie Mae) (“FNMA”), Federal Home Loan Mortgage Corporation (d/b/a Freddie Mac) (“FHLMC”), Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Bank, Small Business Administration and Tennessee Valley Authority. Securities issued by these agencies and instrumentalities may have maturities from one day to 30 years or longer.  Except for U.S. Treasury securities, obligations of U.S. government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some (such as those of the Federal Home Loan Banks) are backed by the right of the issuer to borrow from the Treasury; others (such as those of FNMA) are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; and others (such as those of FHLMC) are supported only by the credit of the instrumentality.

U.S. government securities also include securities issued by nongovernmental entities (such as financial institutions) that carry direct guarantees from U.S. government agencies as part of government initiatives in response to market crises or otherwise.

A guarantee of principal by an agency or instrumentality may be a guarantee of payment at the maturity of the obligation, so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to its maturity.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.  No government agency or instrumentality guarantees the market value of the securities it issues, and such market value will fluctuate in response to changes in interest rates.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed as the conservator of FHLMC and FNMA for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as conservator, the FHFA will control and oversee these entities until the FHFA deems them financially sound and solvent.  During the conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by these entities, the U.S. Department of Treasury, through a secured lending credit facility and a senior preferred stock purchase agreement, has attempted to enhance the ability of the entities to meet their obligations.

Warrants

The Fund may invest in warrants.  A warrant, which is issued by the underlying issuer, gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price.  Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach, or have reasonable prospects of reaching, a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued,” delayed delivery or forward commitment basis, generally in connection with an underwriting or other offering.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date, beyond normal settlement dates, generally from 15 to 45 days after the transaction.  The Fund will segregate the liquid securities or cash in an amount at least equal to these commitments.  Typically, income may not accrue on securities the Fund has committed to purchase prior to the time delivery of the securities is made, although the Fund may earn income on securities it has segregated.

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When purchasing a security on a when-issued, delayed delivery, or forward commitment basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV.  Because the Fund is not required to pay for the security until the delivery date, these risks are in addition to the risks associated with the Fund’s other investments.  If the Fund remains substantially fully invested at a time when when-issued, delayed delivery, or forward commitment purchases are outstanding, the purchases may result in a form of leverage.

When the Fund has sold a security on a when-issued, delayed delivery, or forward commitment basis, the Fund does not participate in future gains or losses with respect to the security.  If the other party to a transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss.  The Fund may dispose of or renegotiate a transaction after it is entered into, and may sell when-issued, delayed delivery or forward commitment securities before they are delivered, which may result in a capital gain or loss.  There is no percentage limitation on the extent to which the Fund may purchase or sell securities on a when-issued, delayed delivery, or forward commitment basis.

INVESTMENT RESTRICTIONS

The Trust has adopted the following fundamental investment policies and restrictions with respect to the Fund in addition to the policies and restrictions discussed in the prospectuses.  The policies and restrictions listed below with respect to the Fund cannot be changed without approval by the holders of a majority of the outstanding voting securities of the Fund.  A “majority of the outstanding voting securities” of the Fund is defined in the 1940 Act to mean the lesser of (1) 67% of the shares of the Fund represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (2) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Fund is diversified, i.e., at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

In addition, the Fund may not:

1.
Issue senior securities, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

2.	Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

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3.
Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

4.
Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

5.
Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts, although it has no current intention to use such contracts except to settle transactions in securities requiring foreign currency;

6.	Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

7.	Make investments for the purpose of exercising control or management;

8.	Invest in oil and gas limited partnerships or oil, gas or mineral leases;

9.	Make short sales of securities or maintain a short position, except for short sales against the box;

10.	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions; or

11.
Write put or call options, except that the Fund may (a) write covered call options on individual securities and on stock indices; (b) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (c) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations.

Operating Restrictions

The Fund observes the following restrictions as a matter of operating, but not fundamental, policy, which can be changed by the Board without shareholder approval.

The Fund may not:

1.
Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

2.
Purchase (i) more than 3% of the total outstanding shares of another investment company, (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund, or (iii) shares of another registered investment company in an amount that would cause the Fund’s aggregate investment in all investment companies to be in excess of 10% of the value of the total assets of the Fund, except as permitted by federal and state law and regulations promulgated thereunder, and except that the Fund reserves the right to invest all of its assets in another investment company;

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3.	Hold more than 15% of its net assets in illiquid securities; or

4.
Make any change to its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior written notice.

PORTFOLIO TURNOVER

The annual portfolio turnover rate indicates changes in the Fund’s portfolios, and is calculated by dividing the lesser of long-term purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio long-term securities owned by the Fund during the fiscal year.  A 100% portfolio turnover rate would occur if all the securities in the Fund’s portfolios, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to high transaction costs and might result in a greater number of taxable transactions.

PORTFOLIO HOLDINGS DISCLOSURE

The Fund will not disclose (or authorize its custodian or principal underwriter to disclose) portfolio holdings information to any person or entity except as follows:

•
To persons providing services to the Fund who have a need to know such information in order to fulfill their obligations to the Fund, such as portfolio managers, administrators, custodians, pricing services, proxy voting services, accounting and auditing services, and research and trading services, and the Trust’s Board of Trustees;

•	In connection with periodic reports that are available to shareholders and the public;

•	To mutual fund rating or statistical agencies or persons performing similar functions;

•	Pursuant to a regulatory request or as otherwise required by law;

•	To persons approved in writing by the Chief Compliance Officer of the Trust (the “CCO”); or

•	To the Fund’s Authorized Participants.

Any disclosures made to persons approved by the CCO will be reported by the CCO to the Board at the end of the quarter in which such disclosure was made.  The portfolio holdings information that may be distributed to any person is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider receiving the information.  Neither the Trust nor the Advisor may receive compensation in connection with the disclosure of information about the Fund’s portfolio securities.  In the event of a conflict between the interests of Trust shareholders and those of the Advisor or any affiliated person of the Trust or the Advisor, the CCO will make a determination in the best interests of the Trust’s shareholders, and will report such determination to the Board at the end of the quarter in which such determination was made.

Table of Contents - Statement of Additional Information

The Fund discloses its portfolio holdings quarterly, in its annual and semi-annual Reports, as well as in filings with the SEC, in each case no later than 60 days after the end of the applicable fiscal period.  The Fund may disclose its portfolio holdings publicly on its website within 15 days of each calendar quarter end.

Due to lags in reporting, the Fund’s actual holdings may vary significantly from the most recent publicly disclosed portfolio composition. The Basket used in creations and redemptions of Fund shares is not intended to be representative of current portfolio holdings and may vary significantly from the Fund’s current holdings.

Registered investment companies that are sub-advised by the Advisor may be subject to different portfolio holdings disclosure policies, and neither the Board of Trustees nor the Advisor exercises control over such policies.  In addition, the Advisor’s separately managed account clients have access to their portfolio holdings and are not subject to the Trust’s Disclosure Policies and Procedures.  Certain of the Advisor’s separately managed accounts and investment companies which it sub-advises have substantially similar or identical investment objectives and strategies to the Trust, and therefore have substantially similar, and in certain cases nearly identical, portfolio holdings as the Trust.

Such disclosure may be made to service providers, rating and statistical organizations and other persons approved by the CCO only if the recipients of such information are subject to a confidentiality agreement that among other things, prohibits any trading upon such information and if the authorizing persons (as determined by the Fund’s CCO) determine that, under the circumstances, disclosure is in the best interests of the Fund’s shareholders. The portfolio holdings information that may be distributed is limited to the information that the Advisor believes is reasonably necessary in connection with the services to be provided by the service provider or other person receiving the information.

MANAGEMENT

The Board is responsible for the overall management of the Trust’s business.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, administrator, the Trust’s custodian, distributor and transfer agent.  The Board delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board.

Table of Contents - Statement of Additional Information

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During the Past Five Years
Independent Trustees(2)
Gregory Bishop, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [54])	Trustee	Since January 2017	Retired. Previously Executive Vice President and Head of Retail Business, PIMCO Investments, from 1997 to 2014.	10	None
Jean Carter 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [59])	Trustee and Chairman of the Board	Since April 2008	Retired since 2005; Director of Investment Management Group for Russell Investment Group from 2000 to 2005.	10	Bridge Builder Trust.
Robert M. Fitzgerald 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: 65)	Trustee	Since April 2008	Retired from 2002-2005 and since 2007; Chief Financial Officer of National Retirement Partners from 2005 to 2007.	10	Hotchkis and Wiley Funds.
Craig Wainscott, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [55])	Trustee	Since February 2012	Retired from Russell Investments, Managing Director, US Mutual Funds; Currently Partner with The Paradigm Project and advisor to early-stage companies.	10	None
“Interested” Trustees(3)
Jeff Busby, CFA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [56])	Trustee and President	Since July 2006 Since February 2012	Executive Director of the Advisor since January 2004.	10	None
Oliver Murray 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [55])	Trustee	Since February 2012	CEO, Brandes Investment Partners & Co. since 2002; Managing Director – PCPM of the Advisor since 2011.	10	None
Officers of the Trust
Thomas M. Quinlan 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [46])	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2006.	N/A	N/A

Table of Contents - Statement of Additional Information

Name, Address, and Age	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee During the Past Five Years
Gary Iwamura, CPA 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [60])	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A
Roberta Loubier 11988 El Camino Real, Suite 600 San Diego, CA 92130 (Age: [45])	Chief Compliance Officer	Since September 2015	Global Head of Compliance of the Advisor.	N/A	N/A
[1]	Trustees and officers of the Fund serve until their resignation, removal or retirement.
[2]	Not “interested persons” of the Trust as defined in the 1940 Act.
[3]
“Interested persons” of the Trust as defined in the 1940 Act.  Jeff Busby is an interested person of the Trust because he is the President of the Trust and the Executive Director of the Advisor.  Oliver Murray is an interested person of the Trust, because he is Managing Director of the Advisor.

Additional Information Concerning the Board of Trustees

The Role of the Board

The Board oversees the management and operations of the Trust.  Like all mutual funds, the day-to-day management and operation of the Trust is the responsibility of the various service providers to the Trust, such as the Advisor, the distributor, the administrator, the custodian, and the transfer agent, each of which are discussed in greater detail in this Statement of Additional Information.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s operations.  In conducting this oversight, the Board receives regular reports from these officers and the service providers.  For example, the Treasurer reports as to financial reporting matters and the President reports as to matters relating to the Trust’s operations.  In addition, the Advisor provides regular reports on the investment strategy and performance of the Fund.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  These reports are provided as part of formal Board Meetings which are typically held quarterly, in person, and involve the Board’s review of recent operations.  In addition, various members of the Board also meet with management in less formal settings, between formal Board Meetings, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established two standing committees, a Nominating and Governance Committee and an Audit Committee, which are discussed in greater detail below under “Board Committees.”  Currently, four of the six Trustees are Independent Trustees, who are not affiliated with the Advisor, the principal underwriter, or their affiliates.  Ms. Carter, an Independent Trustee, serves as Chairman of the Board.  The Nominating and Governance Committee and Audit Committee are comprised entirely of Independent Trustees.  The Independent Trustees also are advised by independent legal counsel. The Board has determined that this leadership structure is appropriate to ensure that the regular business of the Board is conducted efficiently while still permitting the Independent Trustees to effectively fulfill their fiduciary and oversight obligations.  The Board reviews its structure and the structure of its committees annually.
Table of Contents - Statement of Additional Information

Board Oversight of Risk Management

As part of its oversight function, the Board of Trustees receives and reviews various risk management reports and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (e.g., investment risk, issuer and counterparty risk, compliance risk, operational risk, business continuity risk), the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets with the Treasurer and the Trust’s independent registered public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks and how they are managed.  The Board also receives reports from the Advisor as to investment risks of the Fund. In addition to these reports, from time to time the Board receives reports from the Administrator and the Advisor as to enterprise risk management.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The current Trustees were selected with a view to establishing a board that would have the broad experience needed to oversee a registered investment company comprised of multiple series employing a variety of different investment strategies.  As a group, the Board has extensive experience in many different aspects of the financial services and asset management industries.  In addition, each of the Trustees, with the exception of Mr. Bishop, has served on the Board for a number of years, and has gained substantial insight as to the operation of the Advisor and the Trust.

The Trustees were selected to join the Board based upon the following factors, among others:  character and integrity; willingness to service and to commit the time necessary to perform the duties of a Trustee; and as to a majority of the Board satisfying the criteria for not being classified as an “interested person” of the Trust as defined in the 1940 Act.

In addition to the information provided in the chart above, below is certain additional information concerning the professional experience of each Trustee. The information is not all-inclusive as relevant Trustee attributes also involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment and to ask incisive questions, and commitment to shareholder interests.

Mr. Bishop has substantial mutual fund and financial services experience.  He is currently retired, and previously spent over 17 years in the investment management business at Pacific Investment Management Company, LLC (“PIMCO”), where he served as Executive Vice President and Head of Retail Business Management for PIMCO Investments with responsibilities related to retail distribution and operations for PIMCO’s mutual fund complex.  He has over 23 years of experience in the financial services industry. Mr. Bishop has held the Chartered Financial Analyst (CFA) designation since 1996 and has experience with mutual fund operations, compliance, marketing and distribution.

Ms. Carter has significant investment advisory experience as a senior executive of Russell Investment Group, serving as a managing director, member of the corporate operating committee and a member of the investment management group’s fund strategy committee.  These positions over the course of 23 years involved oversight of over 140 funds and the development of a mutual fund business joint venture.
Table of Contents - Statement of Additional Information

Mr. Fitzgerald has substantial experience in public accounting as a Partner of Price Waterhouse LLP primarily serving financial services companies.  He has also served as Chief Financial Officer of Pimco Advisors (a publicly traded asset manager and fund sponsor) and as Chief Financial Officer of National Retirement Partners and currently serves as a Trustee and chair of the audit committee of Hotchkis and Wiley Funds.

Mr. Wainscott has substantial mutual fund and financial services experience.  He has over 24 years of experience in the investment management business at Russell Investments where he served as a Managing Director in the U.S. mutual fund group, President of Russell Canada and Director of Russell Australia.  Mr. Wainscott has worked as a Chartered Financial Analyst (CFA) since 1985 and has experience with quantitative investment techniques, fund marketing and fund distribution.

Mr. Busby has significant investment advisory experience. He currently serves as Executive Director and a member of the Advisor’s Executive Committee.  As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives.  He also is a member of the Advisor’s Investment Oversight Committee.

Mr. Murray has significant investment advisory experience. He currently serves as Managing Director, Private Client Portfolio Management of the Advisor and Chief Executive Officer of the Advisor’s Toronto entity where he is responsible for all of the Advisor’s Canadian functional areas. Mr. Murray is responsible for client service, sales and marketing globally for the Advisor. Mr. Murray has served on the boards of a number of industry organizations and is past Chair of the board of directors of the Investment Funds Institute of Canada (IFIC). He has over 26 years of experience in the financial services industry.

Board Committees

Audit Committee.  The Board has an Audit Committee, which is comprised of the independent members of the Board, Gregory Bishop, Jean Carter, Craig Wainscott, and Robert Fitzgerald.  Mr. Fitzgerald is the Audit Committee Chair.  The Audit Committee reviews financial statements and other audit-related matters for the Trust, and serves as the Trust’s “qualified legal compliance committee.”  The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence.  The Audit Committee met __ times during the year ended September 30, 2017.

Nominating and Governance Committee.  The Board has a Nominating and Governance Committee, which is comprised of the independent members of the Board, Gregory Bishop, Jean Carter, Craig Wainscott, and Robert Fitzgerald.  Mr. Wainscott is the Nominating and Governance Committee Chair.  The Nominating and Governance Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of Trustees as is considered necessary from time to time and meets only as necessary.  The Nominating and Governance Committee will consider candidates for trustees nominated by shareholders.  Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust.  The Nominating and Governance Committee met ___ times during the year ended September 30, 2017.
Table of Contents - Statement of Additional Information

Fund Shares Owned by Trustees in the Fund and in other registered investment companies overseen by the Trustees within the same family of investment companies as the Trust, as of December 31, 2016

Amount Invested Key
A. $0
B. $1-$10,000
C. $10,001-$50,000
D. $50,001-$100,00
E. over $100,000

		Dollar Range of Equity Securities Owned in the Funds									Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Name of Trustee	Interna- tional Equity Fund	Global Equity Fund	Global Equity Income Fund	Global Oppor- tunities Value Fund	Emer- ging Markets Value Fund	Interna- tional Small Cap Fund	Core Plus Fund	Credit Focus Yield Fund	SMART Fund	Value NextSha- res
“Independent” Trustees
Gregory Bishop	A	A	A	A	A	A	A	A	A	A	A
Jean Carter	C	A	A	A	C	A	A	A	A	A	C
Robert Fitzgerald	A	A	A	C	C	C	A	A	A	A	D
Craig Wainscott	B	B	B	B	A	B	A	B	A	A	C
“Interested” Trustees
Jeff Busby	A	E	A	A	A	A	A	E	E	A	E
Oliver Murray(1)	A	A	A	A	A	A	A	A	A	A	A
(1)
Oliver Murray is a Canadian resident and as such is prohibited from purchasing shares of the Funds because the Funds’ shares are not sold in Canada; however, Mr. Murray does invest in many of the Advisor’s similarly managed strategies.

Compensation

The Trust pays Independent Trustees an annual retainer of $80,000 in quarterly installments of $20,000.  Prior to January 1, 2017, the Trust paid Independent Trustees an annual retainer of $70,000 in quarterly installments of $17,500. Independent Trustees also receive a fee of $1,000 for any special telephonic Board meetings held on dates other than scheduled Board meeting dates, and are reimbursed for any expenses incurred in attending meetings.  The Board Chairman receives an additional fee of $20,000 per year.  The Audit Committee and Nominating/Governance Committee Chairs each receive an additional fee of $5,000 per year and $1,000 per year, respectively.  No other compensation or retirement benefits are received by any Trustee or officer from the Funds.  These compensation matters are subject to review by the Independent Trustees annually.

The table below shows the compensation paid to each Trustee for the fiscal period ended September 30, 2017.
Table of Contents - Statement of Additional Information

Name	Brandes Value NextShares	Total Compensation from Trust and Trust Complex(1) Paid to Trustees
Gregory Bishop(2) (Independent Trustee)	$0	$61,000
Jean Carter (Independent Trustee)	$0	$99,500
Robert Fitzgerald (Independent Trustee)	$0	$84,500
Craig Wainscott (Independent Trustee)	$0	$80,250
Jeff Busby (Interested Trustee)	None	None
Oliver Murray (Interested Trustee)	None	None
(1)	Trust Complex includes ten series of the Trust.
(2)	Mr. Bishop was elected as an Independent Trustee effective January 1, 2017.

Code of Ethics

The Trust, the Advisor and ALPS Distributors, Inc. (the “Distributor”) have each adopted a Code of Ethics pursuant to Rule 17j‑1 of the 1940 Act.  Each Code permits personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Fund, subject to certain conditions.  In accordance with the requirements of the Sarbanes-Oxley Act of 2002, the Trust has also adopted a supplemental Code of Ethics for its principal officers and senior financial officers.  Each Code has been filed as an exhibit to this registration statement and is available upon request by contacting the Trust.

PROXY VOTING PROCEDURES

The Fund does not invest in any security for the purpose of exercising control or management.  Because the Advisor is in a better position than the Board of Trustees to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly, the Fund has delegated its authority to vote proxies to the Advisor, subject to the supervision of the Board.  The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Investment Advisor

Subject to certain limited exceptions, it is the Advisor’s policy to vote all proxies received by the Fund in a timely manner.  Upon receiving each proxy the Advisor reviews the issues presented and makes a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted.  While the Advisor considers each vote on a case-by-case basis, the Advisor’s proxy voting guidelines are reviewed and approved annually by the Advisor’s Corporate Governance Committee and reflect the Advisor’s general approach to voting on issues the Advisor anticipates will arise, including such issues as Election of Director Nominees, Executive and Director Compensation, Majority of Board Independence, etc. The Advisor considers information from a variety of sources in evaluating the issues presented in a proxy.  The Advisor does not solicit or consider the views of individual shareholders of the Fund in voting proxies.  The Advisor generally supports policies, plans and structures that it believes provide quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners.  Conversely, the Advisor generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.
Table of Contents - Statement of Additional Information

The Advisor’s proxy voting procedures adhere to the following broad principles:

•
The right to vote proxies with respect to portfolio securities held by the Fund is an asset of the Fund.  The Advisor acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interest of the Fund and its shareholders;

•
Where the Advisor is given responsibility for voting proxies, it must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of its clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts;

•	The financial interest of the clients is the primary consideration in determining how proxies should be voted;

•
In the case of social and political responsibility issues that in its view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of its clients and, thus, unless a client has provided other instructions, the Advisor generally votes in accordance with the recommendations of Institutional Shareholder Services, Inc. (“ISS”) or Glass Lewis & Co., LLC on these issues, although, on occasion the Advisor may abstain from voting on these issues;

•	When making proxy-voting decisions, the Advisor generally adheres to its proxy voting guidelines; and

•
Although clients do not always have proxy-voting policies, if a client has such a policy and instructs the Advisor to follow it, the Advisor is required to comply with it except in any instance in which doing so would be contrary to the economic interests of an employee benefit plan or otherwise imprudent or unlawful.

The Board has approved the Advisor’s proxy voting policies and procedures.  The Board will monitor the implementation of these policies to ensure that the Advisor’s voting decisions:

•	Are consistent with the Advisor’s fiduciary duty to the Fund and its shareholders;

•	Seek to maximize shareholder return and the value of Fund investments;

•	Promote sound corporate governance; and

•	Are consistent with the Fund’s investment objectives and policies.

Conflicts of Interest

The Advisor’s Corporate Governance Committee is responsible for identifying proxy voting proposals that present a conflict of interest in accordance with such criteria as the Corporate Governance Committee establishes from time to time.  If the Advisor receives a proxy relating to an issuer that raises a conflict of interest, the Corporate Governance Committee will determine whether the conflict is “material” to any specific proposal included within the proxy.  In situations where there is a conflict of interest between the interests of the Advisor and the interests of the Fund, the Advisor will take one of the following steps to resolve the conflict:
Table of Contents - Statement of Additional Information

1.	Refer Proposal to the Board – The Advisor may refer the proposal to the Board of Trustees and obtain instructions from the Board on how to vote the proxy relating to that proposal;

2.
Obtain Fund Ratification – If the Advisor is in a position to disclose the conflict to the client (i.e., such information is not confidential), the Advisor may determine how it proposes to vote the proposal on which it has a conflict, fully disclose the nature of the conflict to the Fund and obtain the Fund’s consent to how the Advisor will vote on the proposal (or otherwise obtain instructions from the Board on how the proxy on the proposal should be voted);

3.
Use Predetermined Voting Policy – The Advisor may vote according to its Guidelines or, if applicable, the proxy voting policies mandated by the Fund, so long as the subject matter of the proposal is specifically addressed in the Guidelines or proxy voting policies such that the Advisor will not be exercising discretion on the specific proposal raising a conflict of interest;

4.
Use Independent Third Party recommendations for All Proposals – Subject to any Fund imposed proxy voting policies, the Advisor may vote all proposals in a proxy according to the policies of an independent third party, such as ISS or Glass Lewis (or to have the third party vote such proxies);

5.
Use Independent Third Party recommendations to Vote the Specific Proposals that Involve a Conflict – Subject to any Fund imposed proxy voting policies, the Advisor may use an independent third party (such as ISS or Glass Lewis) to recommend how the proxy for specific proposals that involve a conflict should be voted (or to have the third party vote such proxies).

In the event of a conflict between the interests of the Advisor and the Fund, the Advisor’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies.  The Board has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case will be determined by a majority of the Independent Trustees.

More Information

Information with respect to how the Advisor voted proxies relating to the Fund’s portfolio securities during the 12‑month period ending June 30 will be available without charge, upon request by calling toll-free, 1‑800‑331‑2979 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures is available by calling 1-800-331-2979 and will be sent within three business days of receipt of a request.

PRINCIPAL HOLDERS OF SECURITIES

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges that it controls the Fund.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. [No person was known by the Fund to hold beneficially or of record 5% or more of the Fund’s shares, except _______, which owned 100% of the outstanding shares of the Fund solely for the purpose of providing seed capital to the Fund.]

As of the date of this SAI, the Trustees and Officers as a group owned less than 1% of the voting securities of the Fund.
Table of Contents - Statement of Additional Information

INVESTMENT ADVISORY AND OTHER SERVICES

Advisory Agreement

Subject to the supervision of the Board, the Advisor provides investment management and services to the Fund, pursuant to an Investment Advisory Agreement (the “Advisory Agreement”).  Under the Advisory Agreement, the Advisor provides a continuous investment program for the Fund and makes decisions and places orders to buy, sell or hold particular securities.  In addition to the fees payable to the Advisor and the Administrator, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of Trustees other than those affiliated with the Advisor or the Administrator; (v) legal and audit expenses; (vi) fees and expenses of the custodian, shareholder service and transfer agents; (vii) fees and expenses for registration or qualification of the Fund and its shares under federal and state securities laws; (viii) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders; (ix) other expenses incidental to holding any shareholder meetings; (x) dues or assessments of or contributions to the Investment Company Institute or any successor; (xi) such non-recurring expenses as may arise, including litigation affecting the Trust or the Fund and the legal obligations with respect to which the Trust or the Fund may have to indemnify the Trust’s officers and Trustees; and (xii) amortization of organization costs.

Under the Advisory Agreement, the Advisor and its officers, directors, agents, employees, controlling persons, shareholders and other affiliates will not be liable to the Fund for any error of judgment by the Advisor or any loss sustained by the Fund, except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.  In addition, the Fund will indemnify the Advisor and such other persons from any such liability to the extent permitted by applicable law.

The Advisory Agreement with respect to the Fund will continue in effect for two years from its effective date, and thereafter automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Trustees who are not parties to the Agreement or “interested persons” of the Fund as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board or by vote of a majority of the outstanding voting securities.

As compensation, the Fund pays the Advisor at an annual rate of 0.30%.

The Board of Trustees or the holders of a majority of the outstanding voting securities of the Fund can terminate the Advisory Agreement with respect to the Fund at any time without penalty, on 60 days written notice to the Advisor.  The Advisor may also terminate the Advisory Agreement on 60 days written notice to the Fund.  The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

The Advisor has contractually agreed to limit the Fund’s annual operating expenses (excluding acquired fund fees and expenses, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization or extraordinary expenses such as litigation), including repayment of previous waivers, to 0.40%, as a percentage of the Fund’s average daily net assets through February 1, 2019 (the “Expense Cap”).  The Expense Cap may be terminated at any time by the Board of Trustees upon 60 days’ written notice to the Advisor.
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The Trust has agreed that the amount of any waiver or reimbursement will be repaid to the Advisor without interest at any time within three years from the time of the waiver or reimbursement, subject to Board approval. Additionally, the Advisor may only be repaid for waivers or reimbursements with respect to any period if the Fund’s operating expenses for such period (taking into account any repayments) do not exceed any lesser Expense Cap that may have been in place at the time of waiver or reimbursement. For this purpose, operating expenses do not include taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation.

Portfolio Managers

The following includes information regarding the Fund’s portfolio managers and the accounts managed by each of them as of the dates indicated.

Investment decisions with respect to the Fund are the responsibility of the Advisor’s Global Large Cap Investment Committee (“Global Large Cap Committee”) which is comprised of a limited number of senior analysts and portfolio management professionals of the Advisor.  The voting members of the Global Large Cap Committee are listed below.  As an oversight function, the Advisor also has an Investment Oversight Committee that establishes broad standards and practices to be followed by its product investment committees including the Global Large Cap Committee.  Messrs.  Brent Fredberg, Ted Kim, Kenneth Little and Brian Matthews are members of the Global Large Cap Committee.  The following chart provides information regarding other accounts managed by the members of the Advisor’s Global Large Cap Committee as of [June 30, 2017].

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts

Brent Fredberg	Registered Mutual Funds: 2 Other pooled investment vehicles: 13 Other accounts: 527 Total accounts: 542 (Managed by Global Large Cap Committee, including equity portion of Enhanced Income strategy)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$98 million

Registered Mutual Funds: $71 million Other pooled investment vehicles: $1,109 million Other accounts: $5,572 million
Table of Contents - Statement of Additional Information

Portfolio Manager	Number of Other Accounts Managed	Categories of Accounts	Is the Advisory Fee for Managing Any of these Accounts Based on the Performance of the Account?	Total Assets in Each of these Accounts
Ted Kim, CFA	Registered Mutual Funds: 2 Other pooled investment vehicles: 13 Other accounts: 527 Total accounts: 542 (Managed by Global Large Cap Committee, includes the equity portion of Enhanced Income strategy)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$98 million

Registered Mutual Funds: $71 million Other pooled investment vehicles: $1,109 million Other accounts: $5,572 million
Kenneth Little, CFA
Registered Mutual Funds:  3
Other pooled investment vehicles: 15
Other accounts:  527
Total accounts: 545
(Managed by Global Large Cap Committee, All Cap Committee, and including equity portion of Enhanced Income strategy)
Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$98 million

Registered Mutual Funds: $100 million Other pooled investment vehicles: $1,390 million Other accounts: $5,572 million
Brian Matthews, CFA	Registered Mutual Funds: 2 Other pooled investment vehicles: 13 Other accounts: 527 Total accounts: 542 (Managed by Global Large Cap Committee, including equity portion of Enhanced Income strategy)	Registered Investment Companies, other pooled investment vehicles and other accounts.
The advisory fees for managing the majority of these accounts are not based on the performance of the account.
The Advisor manages 1 account from which it receives an advisory fee based on the performance of the account.
Total assets in this 1 account is
$98 million

Registered Mutual Funds: $71 million Other pooled investment vehicles: $1,109 million Other accounts: $5,572 million

Compensation

As of [June 30, 2017], the Advisor’s compensation structure for portfolio managers/analysts consists of: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity.
Table of Contents - Statement of Additional Information

The base salary for each of the portfolio managers is fixed.  Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria.  The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.  Compensation is not based on the performance of the Fund or other accounts.  There is no difference between the method used to determine the compensation of the portfolio managers with respect to the Fund and the other accounts managed by the portfolio managers.

Security Ownership of the Fund by the Portfolio Managers

Fund and Portfolio Manager	Investment Range

Brandes Value NextShares
Brent Fredberg	None
Ted Kim	None
Kenneth Little	None
Brian Matthews	None

Material Conflicts of Interest That May Arise

Investment Opportunities. It is possible that at times identical securities will be held by more than one fund and/or account managed by the Advisor.  If one of the Advisor’s investment committees identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity with a single trade due to partial trade execution of a purchase or sale order across all eligible funds and other accounts.  In order to address these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple accounts.  For all client accounts that are able to participate in aggregated transactions, the Advisor utilizes a rotational equity client trading system to execute client transactions in order to provide, over the long-run, fair treatment for each account.

Investment in the Fund. Members of the Advisor’s investment committees may invest in a fund or other accounts that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts.  In order to address this potential conflict, the Advisor’s investment decision-making and trade allocation policies and methodologies as described above are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Performance-Based Fees. For a small number of accounts, the Advisor may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where the Advisor might share in investment gains.  In order to address these potential conflicts, the Advisor’s investment decision-making and trade allocation policies and procedures are designed to ensure that none of the Advisor’s clients are disadvantaged in the Advisor’s management of accounts.

Receipt of Research Benefits.  The receipt of research in exchange for brokerage commissions creates conflicts of interest.  The Advisor receives a benefit because it can, at no cost to the Advisor, supplement its own research and analysis activities, receive the views and information of individuals and research staff of other securities firms, and gain access to persons having special expertise on certain companies, industries, areas of the economy and market factors. The Advisor may have an incentive to select a broker-dealer based on a desire to receive research, rather than based on the Fund’s interest to receive most favorable execution. The Advisor does select broker-dealers based on their ability to provide quality executions and the Advisor’s belief that the research, information and other services provided by such broker-dealer may benefit client accounts including the Fund. Accordingly, the Fund may pay higher commissions if it determines in good faith the value of the brokerage and/or research services provided is reasonable in relation to another broker.
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To address the conflict, the Advisor compares the brokerage commissions paid by comparable investors to determine the reasonableness of the brokerage commissions paid in connection with portfolio transactions. The Advisor will not enter into any agreement or understanding with any broker-dealer which would obligate the Advisor to direct a specific amount of brokerage transactions or commissions in return for such services.

Compliance Program. Additionally, the Advisor’s internal controls are tested on a routine schedule as part of the firm’s compliance monitoring program.  Many of the firm’s compliance policies and procedures, particularly those involving the greatest risk potential are reviewed on a regular basis firm-wide by committees that include representatives from various departments within the Advisor, including personnel who are responsible for carrying out the job functions covered by the specific policies and procedures; representatives of the Legal and Compliance department (including the CCO); representatives of operations; and other representatives of senior management.

The compliance committees meet on a periodic basis to review the applicable compliance policies and procedures, any suspected instances of noncompliance and discuss how the policy and procedures have worked and how they may be improved.  The specific operations of the various compliance committees are set forth in the compliance policies for the particular program area.  The compliance committees utilize a risk-based approach in reviewing the compliance policies and procedures.

Administration Agreement

[Details of the Agreement will be inserted prior to filing.]

Distribution Agreement

ALPS Distributors, Inc. serves as the Distributor for the Fund.  The Distribution Agreement contains provisions with respect to renewal and termination similar to those in the Advisory Agreement.  Pursuant to the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.  The Advisor pays the Distributor’s fees.  The Distributor is a registered broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

The Distributor distributes Creation Units of the Fund, but does not maintain a secondary market in shares of the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE

In all purchases and sales of securities for the Fund, the primary consideration is to seek to obtain the most favorable price and execution available.  Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute portfolio transactions, subject to the direction and control of the Board.

For equity trading, the Advisor’s objective in selecting brokers and dealers when buying or selling securities for the Fund is to seek to obtain best execution. The execution price and brokerage commissions are two of the many important factors that the Advisor considers in seeking best execution.
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The Advisor may also consider:

•	its ability to access global markets in real time for blocks of a particular stock;

•	its relationships with bulge-bracket and boutique brokerage firms;

•	the liquidity of the security being traded;

•	the market capitalization of the security being traded;

•	the potential for information leakage;

•	the different rules and regulations applicable in global markets;

•	market conditions at the time of the trade (both general conditions and conditions impacting the specific stock);

•	potential price movement in the security;

•	the use of limit orders and the likelihood of getting within the limit or missing the desired trade if the trading process takes too long;

•	its traders’ experience with Brandes securities;

•	timing of order generation and market hours (ability to trade during local market hours diminishes the exposure against price movement);

•
the nature of our investment committees’ desire (for example a desire for speed versus other factors, including concern with obtaining the stock within a price range for all accounts) to own the stock.

The Advisor believes broker selection is an integral component of best execution process. When selecting brokers, it considers the following:

•	its experience with the broker on prices and other results obtained in prior trading transactions;

•	the quality of the brokerage services provided to the Advisor;

•	the broker’s ability to source and access to liquidity in the stock;

•	the broker’s trading activity in a particular stock over a recent timeframe;

•	the research services (if any) provided by the broker-dealer for the benefit of our clients;

•	the speed and attention we receive from the broker which is evaluated, tracked and recorded via the bi-annual Trader Vote;

•	whether the brokerage firm can and will commit its capital (if the Advisor requests this) to obtain or dispose of the position;

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•	any particular trading expertise of the firm in a particular sector, country or region; and

•	any past issues we encountered when using a particular broker-dealer for similar trades.

The Advisor has procedures in place to monitor broker performance and execution.

FINRA has adopted rules governing FINRA members’ execution of investment company portfolio transactions. These rules prohibit broker-dealers from selling the shares of, or acting as an underwriter for, any investment company if the broker-dealer knows or has reason to know that the investment company or its investment adviser or underwriter have directed brokerage arrangements in place that are intended to promote the sale of investment company securities. The Advisor does not consider whether a broker-dealer sells shares of the Fund when allocating the Fund’s brokerage.

Where the Advisor executes portfolio transactions for the Fund and when it is consistent with its duty to seek best execution, the Advisor may execute securities transactions for the Fund with broker-dealers who provide the Advisor with research and brokerage products and services. When the Advisor receives research services from broker-dealers in connection with brokerage commissions generated with respect to client account including the funds, it receives a benefit in that it is not required to pay for from its own resources or produce on its own.

The research services may include tangible research products as well as access to analysts, companies, and traders. These services can be either proprietary or provided by a third party.

In accordance with Section 28(e) of the Securities Exchange Act of 1934, the brokerage commissions the Advisor uses to acquire research are known as soft dollars. The Advisor utilizes soft dollars in two ways:

•	Full-service broker-dealers who provide research and trade execution services in exchange for brokerage commission generated by executing trades with that broker-dealer; and

•
Full-service broker-dealers who provide research and trade execution services and participate in client commission arrangements. In a client commission arrangement, the Advisor agrees with a broker effecting trades for its client accounts that a portion of the commissions paid by the accounts will be credited to purchase research services either from the executing broker or another research provider, as directed from time to time by the Advisor.  Participating in CCAs enables the Advisor to consolidate payments for research services through one or more channels using accumulated client commissions and helps to facilitate the Advisor’s receipt of research services and ability to seek best execution in the trading process.

The Advisor makes investment decisions for the Fund independently from those of the Advisor’s other client accounts.  Nevertheless, at times the same securities may be acceptable for the Fund and for one or more of such client accounts.  To the extent any of these client accounts and the Fund seek to acquire or sell the same security at the same time, the Fund may not be able to acquire/sell as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If the Fund and one or more of such other client accounts simultaneously purchases or sells the same security, the Advisor allocates each day’s transactions in such security between the Fund and all such client accounts as it decides is fair, taking into account the amount being purchased or sold and other factors it deems relevant.  In some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned.  In other cases, however, the ability of the Fund to participate in volume transactions may produce better executions for the Fund.
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CALCULATION OF NET ASSET VALUE

The NAV of the Fund is the value of the assets of the Fund, less the liabilities of the Fund, divided by the total number of outstanding shares.

The NAV of the Fund is computed once on each day that the New York Stock Exchange (the “NYSE”) is open for trading as of the later of the close of the regular session of the NYSE, 4:00 p.m. Eastern Time[, or the close of the regular session of any other securities or commodities exchange on which an option or futures contract held by the Fund is traded]. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, it is possible that the NYSE may close on other days. The NAV per share of the Fund likely will change every business day, since typically the value of the assets and the number of shares outstanding change every business day.

Valuation – General

Securities that are traded on a national or foreign securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the last bid and ask price.

OTC equity securities included in the NASDAQ National Market System (“NMS”) are priced at the NASDAQ official closing price (“NOCP”).  Equity securities traded on the NMS for which the NOCP is not available, and equity securities traded in other over-the-counter markets, are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last bid and ask price.  Bonds, notes, debentures and other debt securities are valued using the bid price on the day of valuation. Repurchase agreements and demand notes, for which neither pricing service nor market maker prices are available, are valued at amortized cost valuation, unless the Advisor determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued as described on Page [B-__]).

Options listed on an exchange are valued at the last sales price at the close of trading on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the NYSE on the day of valuation or, if there was no sale on the applicable options exchange on such day, at the mean between the bid and ask price on any of such exchanges on such day closest to the close of the NYSE on such day.  However, if an exchange closes later than the NYSE on the day of valuation, options that are traded on the NYSE are valued at the last sale price on such exchange as of the close of the NYSE on such day (or, if there was no sale on such day, at the previous business day’s last price coinciding with the close of the NYSE).  OTC options are valued at the average between the bid and asked prices on the day of valuation provided by a dealer selected by the Advisor.  On a monthly basis, the Advisor obtains bid and asked prices from at least two other dealers engaged in OTC options transactions for the purpose of comparison with the then current valuations of OTC options written or held by the Fund.  In addition, the Advisor on a daily basis monitors the market prices on the securities underlying the OTC options with a view to determining the necessity of obtaining additional bid and ask quotations from other dealers to assess the validity of the prices received from the primary pricing dealer.
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Futures contracts and options listed on a national exchange are valued at the sale price on the exchange on which they are traded at the close of the Exchange or, in the absence of any sale on the valuation date, at the mean between the bid and ask prices on any of such exchanges on such day closest to the close of the NYSE.  Short-term securities, including bonds, notes, debentures and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances and obligations of domestic and foreign banks, for which reliable market quotations are readily available, are valued at current market quotations as provided by an independent pricing service or principal market maker. Bonds and other fixed-income securities (other than the short-term securities described above) are valued using the bid price as provided by an independent pricing service (which uses information provided by market makers or estimates of market value).

Foreign securities markets normally complete trading well before the close of the NYSE.  In addition, foreign securities trading may not take place on all days on which the NYSE is open for trading, and may occur in certain foreign markets on days on which the Fund’s NAV is not calculated.  Except as described below, calculations of NAV will not reflect events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE.  The Fund translates assets or liabilities expressed in foreign currencies into U.S. dollars based on the spot exchange rates at 4:00 p.m., Eastern time, or at such other rates as the Advisor may determine to be appropriate.

The Fund may use a pricing service approved by the Board.  Prices provided by such a service represent evaluations of the current bid price, may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics, indications of values from dealers and other market data.  Such services also may use electronic data processing techniques and/or a matrix system to determine valuations.

The Fund values securities and other assets for which market quotations are not readily available at fair value as determined in good faith, pursuant to policies and procedures approved by the Board. Fair values are determined by a valuation committee of the Advisor, in consultation with the Advisor’s portfolio managers and research and credit analyst, on the basis of factors such as the cost of the security or asset, transactions in comparable securities or assets, relationships among various securities and assets, and other factors as the Advisor may determine will affect materially the value of the security.  If the Advisor’s valuation committee is unable to determine a fair value for a security, a meeting of the Board is called promptly to determine what action should be taken.  All determinations of such committee are reviewed at the next meeting of the full Board.  In addition, the Board has approved the use of FT Interactive Data Corporation (“FT Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchange no longer represent the amount that the Fund could expect to receive for the securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index.

Intraday Indicative Values

The Trust will arrange for the continuous calculation by an independent third party and publication throughout the regular trading session of The NASDAQ Stock Market, LLC (the “Listing Exchange”) (generally 9:30 a.m. to 4:00 p.m. Eastern Time) each Business Day of the intraday indicative value (“IIV”) of the Fund’s shares. IIVs are calculated based on the current market trading prices of the Fund’s underlying holdings and disseminated at periodic intervals of not more than 15 minutes. The purpose of IIVs is to help investors to estimate that day’s closing NAV so they can determine the number of shares to buy or sell if they want to trade an approximate dollar amount. Because IIVs generally will differ from the end-of-day NAV of the Fund, they cannot be used to calculate with precision the dollar value of a prescribed number of shares to be bought or sold. Investors should understand that Fund transaction prices are based on closing NAVs, and that NAVs may vary significantly from IIVs during periods of market volatility.
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BUYING AND SELLING SHARES

Purchase and Redemption of Creation Units

The Trust issues and redeems Fund shares only in specified large aggregations of shares called “Creation Units.” A discussion of the purchase and redemption of Creation Units is contained in the Prospectus under Buying and Selling Shares. The discussion below supplements, and should be read in conjunction with, this section of the Prospectus.

Authorized Participants

All orders to purchase or redeem Creation Units must be placed with the Fund by or through an “Authorized Participant,” which is either: (a) a “participating party” (i.e., a Broker or other participant in the Continuous Net Settlement (“CNS”) System of the National Securities Clearing Corporation (the “NSCC”)), a clearing agency registered with the SEC and affiliated with the Depository Trust Company (the “DTC”) or (b) a participant in the DTC system (a “DTC Participant”), which in any case has executed an agreement with the Distributor (a “Participant Agreement” (and been accepted by the transfer agent)). An investor does not have to be an Authorized Participant to transact in Creation Units, but must place an order through and make appropriate arrangements with an Authorized Participant.

Timing

The Fund’s shares are not authorized for sale outside of the United States, its territories and possessions without the prior written consent of the Fund. Creation Units are issued and redeemed each Business Day at the NAV next determined after an order in proper form is received by the Fund or its agent. Validly submitted orders to purchase or redeem Creation Units on each Business Day will be accepted until the NYSE market close (the “Order Cut-Off Time”), generally 4:00 p.m. Eastern Time, on the Business Day that the order is placed (the “Transmittal Date”). All orders must be received no later than the Order Cut-Off Time in order to receive the NAV determined on the Transmittal Date. Creation Units may be issued and redeemed through the delivery of cash, securities or other instruments specified by the Fund, or a combination thereof.

The Fund may require that Custom Orders (as defined below) be received no later than one hour prior to the Order Cut-Off Time. When the Listing Exchange or bond markets close earlier than normal, the Fund may require orders for Creation Units to be placed earlier in the Business Day.

Authorized Participants must accumulate enough Fund shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Fund. There can be no assurance that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Authorized Participants should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund shares to constitute a redeemable Creation Unit. All requests for redemption must be preceded or accompanied by the requisite number of Fund shares, which delivery generally will be made through the DTC Process (as defined below).

As noted under Taxes on Purchases and Redemptions of Creation Units, the Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.
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Payment

To keep trading costs low and to enable the Fund to be as fully invested as possible, the Fund generally expects to issue and redeem Creation Units in kind through the delivery of securities and/or other portfolio instruments, rather than cash, to the extent practicable. Creations and redemptions may be effected partially or entirely in cash when in-kind delivery is not practicable or deemed not in the best interests of shareholders.

Subject to certain exceptions described below, the Basket (as defined below) instruments paid or received by the Fund will be the same for all purchasers and redeemers of Creation Units on a given Business Day. A “Basket” is the basket of securities, other instruments and/or cash that the Fund specifies each Business Day and for which it issues and redeems Creation Units. Basket instruments may include cash, securities and/or other transferable investment assets. Each security included in the Basket will be a current holding of the Fund. To the extent there is a difference between the NAV of a Creation Unit and the aggregate market value of the Basket instruments exchanged for the Creation Unit, the party conveying the lower value will pay to the other an amount in cash equal to that difference (the “Balancing Amount”).

To preserve the confidentiality of the Fund’s trading activities, the Advisor anticipates that the Basket normally will not be a pro rata slice of the Fund’s portfolio positions. Rather, instruments being acquired generally will be excluded from the Basket until their purchase is completed and instruments being sold may not be removed from the Basket until the sale program is substantially completed. Further, when deemed by the Advisor to be in the best interest of the Fund and its shareholders, other portfolio positions may be excluded from the Basket. Whenever portfolio positions are excluded from the Basket, the Basket may include proportionately more cash than is in the portfolio, with such additional cash substituting for the excluded portfolio positions.

The Fund may permit an Authorized Participant to deposit or receive, as applicable, cash in lieu of some or all of the Basket instruments, solely because: (a) such instruments are, in the case of the purchase of a Creation Unit, not available in sufficient quantity; (b) such instruments are not eligible for trading by the Authorized Participant or the investor on whose behalf the Authorized Participant is acting; or (c) a holder of Fund shares investing in foreign instruments would be subject to unfavorable income tax treatment if the holder received redemption proceeds in-kind. No other Basket substitutions will be permitted. A “Custom Order” is any purchase or redemption of Shares made in whole or in part on a cash basis as described in clause (a) or (b) of this paragraph. In addition, the Fund may require purchases and redemptions on a given Business Day to be made entirely on a cash basis. In such an instance, the Fund will announce, before the open of trading on such day, that all purchases, all redemptions or all purchases and redemptions on that day will be made entirely in cash. The Fund also may determine, upon receiving a purchase or redemption order from an Authorized Participant, to require the purchase or redemption, as applicable, to be made entirely in cash.

Each Business Day, before the open of trading on the Listing Exchange, the Advisor will cause the Basket, including the names and quantities of the securities, cash and other instruments in the Basket and the estimated Balancing Amount for that day, to be disseminated through the NSCC. The Basket also will be posted at www.nextshares.com. The published Basket will apply until a new Basket is announced, and there will be no intraday changes to the Basket except to correct errors in the published Basket. The Advisor also will make available on a daily basis information about the previous day’s Balancing Amount.
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Clearance and Settlement

Orders for purchases and redemptions of Creation Units will be processed either through an enhanced clearing process or through a manual clearing process. The NSCC/CNS system for effecting in-kind purchases and redemptions of ETFs (the “NSCC Process”) simplifies the transfer of a basket of securities between two parties by treating all of the securities that constitute the basket as a single unit.

There are limitations on investors’ ability to use the NSCC Process. First, it is available only to those DTC Participants that also are participants in the CNS System of the NSCC. Other DTC Participants must use a manual clearing process (the “DTC Process”), involving a line-by-line movement of each transferred position, which is available to all DTC Participants. Because the DTC Process involves the movement of individual positions, while the NSCC Process can act on instructions regarding the movement of one unitary basket that automatically processes the movement of multiple securities, DTC may charge the Fund more than NSCC to settle purchases and/or redemptions of Creation Units. Further, the NSCC Process is generally only available for transactions involving domestic equity securities and certain domestic income securities. Thus, it only may be used in connection with in-kind transactions for Fund Creation Units that include only eligible securities in their Basket.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket will not go through either the NSCC Process or the DTC Process. Rather, such transactions will go through the Fund’s custodian and its sub-custodian network. Once such a creation order has been placed with the Fund or its agent, the transfer agent will inform the Advisor and the Fund’s custodian. The custodian will then inform the appropriate sub-custodians. In connection with a creation, the Authorized Participant will deliver to the appropriate sub-custodians, on behalf of itself or the beneficial owner on whose behalf it is acting, the Basket instruments as determined according to the procedures described above. The sub-custodians will confirm to the custodian that the purchase consideration has been delivered, and the custodian will notify the Advisor and the Distributor of the delivery. After shares have been instructed to be delivered, the Distributor will furnish the Authorized Participant with a confirmation and a Prospectus (if necessary). For a redemption, the same process proceeds in reverse.

In-kind transactions in Creation Units involving fixed-income instruments that do not use the DTC Process generally will clear and settle as follows: Basket securities that are U.S. government or U.S. agency securities and any cash will settle via free delivery through the Federal Reserve System; Basket securities that are non-U.S. fixed-income securities will settle in accordance with the normal rules for settlement of such securities in the applicable non-U.S. market. Fund shares will settle through DTC. The custodian will monitor the movement of the underlying Basket instruments and will instruct the movement of shares only upon validation that such instruments have settled correctly. The settlement of Fund shares will be aligned with the settlement of the underlying Basket and, except as discussed below with respect to Basket instruments traded in foreign markets, generally will occur no later than the third Business Day following the day on which an order is deemed received by the Distributor.

Orders for purchases and redemptions of Creation Units that include foreign instruments in their Basket may be on a basis other than the third Business Day following receipt in good order in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates or under certain other circumstances. The ability of the Trust to effect in-kind purchases and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies also may prevent the Trust from delivering securities within normal settlement periods. The securities delivery cycles currently practicable for transferring portfolio securities to redeeming shareholders, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. The holidays applicable to the Fund that include foreign instruments in its basket during such periods are listed on APPENDIX A, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed on APPENDIX A. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices could affect the information set forth herein at some time in the future. Because the portfolio securities of the Fund may trade on days that the Fund’s Listing Exchange is closed or on days that are not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
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Delivery

The transfer agent will transmit all purchase orders received from Authorized Participants to the Fund. After the Fund has accepted a purchase order and received delivery of the purchase consideration, NSCC or DTC, as applicable, will instruct the Fund to initiate delivery of the appropriate number of shares to the book-entry account specified by the Authorized Participant. Delivery of Creation Units by the Fund is expected to occur within the normal settlement cycle, currently no later than the third Business Day following the day on which an order is deemed to be received by the transfer agent. The transfer agent will issue or cause the issuance of confirmations of acceptance. The Distributor will be responsible for delivering a Prospectus to Authorized Participants purchasing Creation Units. The transfer agent and the Distributor will maintain records of both the orders placed with it and the confirmations of acceptance furnished by it.

Shares normally will not be issued to a purchasing Authorized Participant until after the transfer to the Fund of good title to the Basket instruments required to be delivered in connection with the purchase. However, shares may be transferred in advance of receipt by the Fund of all or a portion of the applicable Basket instrument(s) as described further below. In these circumstances, the Authorized Participant will be required to transfer the available Basket instruments plus cash in an amount equal to 115% of the market value of any undelivered Basket instrument(s) (the “Additional Cash Deposit”). Each Creation Unit order will be deemed to be received on the Business Day on which the order is placed, provided that the order is placed in proper form prior to the Order Cut-Off Time on such date and cash in the appropriate amount is deposited with the Fund’s custodian by the time designated by the Fund’s custodian on settlement date. If the order is not placed in proper form by the Order Cut-Off Time or federal funds in the appropriate amount are not received by the time designated by the Fund’s custodian on settlement date, then the order may be deemed to be rejected and the Authorized Participant will be liable to the Fund for losses, if any, resulting therefrom.

As noted above, an additional amount of cash will be required to be deposited with the Fund, pending delivery of the missing Basket instrument(s) in an amount equal to at least 115% of the daily marked to market value of the missing Basket instrument(s). In the event that additional cash is not paid, the Fund may use the cash on deposit to purchase the missing Basket instrument(s). The Authorized Participant will be liable to the Fund for the costs incurred by the Fund in connection with any such purchases and the Authorized Participant will be liable to the Fund for any shortfall between the cost to the Fund of purchasing any missing Basket instrument(s) and the value of the collateral. These costs will be deemed to include the amount by which the actual purchase price of the Basket instrument(s) exceeds the market value of such Basket instruments on the day the Creation Unit order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Basket instrument(s) have been properly received by the custodian or purchased by the Fund and deposited into the Fund’s account with the Fund’s custodian.
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In connection with taking delivery of shares of securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the securities are customarily traded, to which account such securities will be delivered. Deliveries of redemption proceeds generally will be made within three Business Days of the trade date.

Redemptions of shares for Fund securities will be subject to compliance with applicable federal and state securities laws and the Fund reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund securities upon redemptions or could not do so without first registering Fund securities under such laws. A redeeming investor that is subject to a legal restriction with respect to a particular security included in the Fund’s Basket instruments may be paid an equivalent amount of cash. The Authorized Participant through which such a redeeming investor transacts may request that the redeeming investor complete an order form or enter into agreements with respect to such matters as compensating cash payment. Further, a redeeming investor that is not a “qualified institutional buyer” (a “QIB”), as such term is defined under Rule 144A under the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A. A redeeming investor may be required by the Trust to provide a written confirmation with respect to QIB status in order to receive Fund securities.

The right of redemption may be suspended or the date of payment postponed with respect to the Fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of Fund shares or determination of the NAV of the shares is not reasonably practicable; or (iv) in such other circumstance as is permitted by the SEC.

Transaction Fees

Orders for Creation Units are subject to transaction fees. See Buying and Selling Shares in the Prospectus.

Order Rejection

The Fund, the transfer agent and/or the Distributor may reject any order that is not in proper form. Further, the Fund may reject a purchase order transmitted to it if, for example: (a) the purchaser or a group of purchasers, upon obtaining the Creation Units, would own 80% or more of outstanding Fund shares; (b) the acceptance of the Basket would have certain adverse tax consequences, such as causing the Fund to fail to qualify for treatment as a RIC under the Code; (c) the acceptance of the Basket would, in the opinion of the Trust, be unlawful, as in the case of a purchaser who is banned from trading in securities; (d) the acceptance of the Basket would otherwise, in the discretion of the Trust or the Advisor, have an adverse effect on the Fund or its shareholders; or (e) there exist circumstances outside the control of the Fund that make it impossible to process purchases of Creation Units for all practical purposes. Examples of such circumstances include: acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Fund, the Advisor, the transfer agent, the custodian, the Distributor, DTC, NSCC or any other participant in the purchase process; and similar extraordinary events.
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Required Early Acceptance of Orders

Notwithstanding the foregoing, Authorized Participants may be notified that the Order Cut-Off Time may be earlier on a particular Business Day.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Prospectus under Buying and Selling Shares. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

The Fund’s shares are listed for trading on the Listing Exchange, and trade thereon at prices that are directly linked to the Fund’s next end-of-day NAV (NAV-Based Trading). Shares also may be bought and sold on other national securities exchanges and alternative trading systems that have obtained appropriate licenses, adopted applicable rules and developed systems to support trading in Fund shares. In NAV-Based Trading, all trades are executed at the next NAV, plus or minus a trading cost (i.e., a premium or discount to NAV) determined at the time of trade execution. For each trade, the final transaction price is determined once NAV is computed. Buyers will not know the value of their purchases and sales until the end of the trading day.

Although share prices will be quoted throughout the day relative to NAV, there is no fixed relationship between trading prices and NAV. Instead, the premium or discount to NAV at which Share transactions are executed is locked in at the time of trade execution, and will depend on market factors, including the balance of supply and demand for shares among investors, transaction fees and other costs associated with creating and redeeming Creation Units of shares, competition among market makers, the Share inventory positions and inventory strategies of market makers, and the volume of share trading. Reflecting these and other market factors, prices for shares in the secondary market may be above, at or below NAV. The Fund does not offer the opportunity to transact intraday at prices determined at time of trade execution.

There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of Fund shares will continue to be met.

The Listing Exchange may, but is not required to, remove Fund shares from listing if: (i) following the initial twelve-month period after commencement of trading of the Fund, there are fewer than 50 beneficial holders of the shares for 30 or more consecutive trading days; (ii) the Fund’s IIV or NAV is no longer calculated or its IIV, NAV or Basket composition is no longer available to all market participants at the same time; (iii) the Fund has failed to submit any filings required by the SEC or if the Listing Exchange is aware that the Fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the Fund; or (iv) such other event shall occur or condition exists that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. In addition, the Listing Exchange will remove the Fund shares from listing and trading upon termination of the Trust or the Fund.
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Book Entry Only System

The following information supplements and should be read in conjunction with Buying and Selling Shares in the Prospectus.

DTC acts as securities depositary for Fund shares. Fund shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and deposited with, or on behalf of, DTC. Certificates will not be issued for Fund shares.

DTC, a limited-purpose trust company, was created to hold securities of DTC Participants and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is affected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fund shares held by each DTC Participant. The Trust will inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust will provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust will pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Payment of Fund distributions will be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund shares. DTC or its nominee, upon receipt of any such distributions, will credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Fund shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is the case for securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.
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The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may determine to discontinue providing its service with respect to shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust will take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Listing Exchange.

TAXATION

The Fund intends to elect to be, and to qualify each year for treatment as, a RIC under the Code.  In each taxable year that the Fund so qualifies, the Fund will not be subject to U.S. federal income tax on income distributed in a timely manner to shareholders.  If the Fund fails to qualify as a RIC for any reason, the Fund would be treated as a U.S. corporation subject to federal income tax on its income and gains, and distributions to you would be taxed as dividend income to the extent the distribution is derived from the Fund’s current earnings and profits.  Under certain circumstances, the Fund may be able to cure a failure to qualify as a RIC, but in order to do so, the Fund may incur significant fund-level taxes and may be forced to dispose of certain assets.

In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders an amount at least equal to the sum of (i) 90% of its investment company taxable income for such year (which includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) 90% of the Fund’s gross tax-exempt interest income, if any, over certain disallowed deductions; and the Fund must meet several additional requirements relating to the composition of its income and the diversification of its holdings.  These rules may affect the Fund’s ability to fully implement their investment strategies.

The Fund will be subject to U.S. federal income tax at regular corporate tax rates on any taxable income or gains that the Fund does not distribute to shareholders.  The Fund will also be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of the applicable year, plus certain other amounts.

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes imposed on interest, dividends and capital gains with respect to investments in those countries.  Any such tax would, if imposed, reduce the yield on or return from those investments.  Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% in value of the Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible, and intends, to file an election with the Internal Revenue Service (the “IRS”) to pass through to its shareholders their proportionate share of qualified foreign taxes. Pursuant to this election, its shareholders will be required to include their proportionate share of such qualified foreign taxes in their gross income, will treat such proportionate share as taxes paid by them, and may, subject to applicable limitations, deduct such proportionate share in computing their taxable incomes or, alternatively, take foreign tax credits against their U.S. income taxes.  No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.  Under certain circumstances, if the fund receives a refund of foreign taxes paid in respect of a prior year, the value of fund shares could be reduced or any foreign tax credits or deductions passed through to shareholders in respect of the fund’s foreign taxes for the current year could be reduced.
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The Fund may invest in the stock of companies treated as “passive foreign investment companies” (“PFICs”) under the Code.  A portion of the income and gains that the Fund derives from PFIC stock may be subject to a nondeductible federal income tax at the Fund level (even if all income or gain actually received by the Fund is timely distributed to its shareholders). Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions of gains.  For certain PFICs, elections may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to the distribution requirements applicable to RICs, as described above) without the concurrent receipt of cash.  Certain additional tax rules may also cause the Fund to recognize taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently.  In order to distribute this income and avoid a tax at the Fund level, the Fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. The Fund might also meet the distribution requirements by borrowing the necessary cash, thereby incurring interest expenses.

Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, until they have been reduced to zero.  Generally, the Fund may not carry forward any losses other than net capital losses. Under certain circumstances, the Fund may elect to treat certain losses as though they were incurred on the first day of the taxable year immediately following the taxable year in which they were actually incurred.

Dividends from the Fund’s investment company taxable income (computed without regard to the dividends-paid deduction), whether paid in cash or invested in additional shares, will be taxable to shareholders (other than qualified retirement plans and other tax-exempt investors) as ordinary income or “qualified dividend income” (if so designated by the Fund) to the extent of the Fund’s earnings and profits.  Distributions of investment company taxable income (computed without regard to the dividends-paid distribution) reported by the Fund as “qualified dividend income” will be taxed in the hands of noncorporate shareholders at the rates applicable to long-term capital gain, provided that both the shareholder and the Fund meet certain holding period and other requirements.  Distributions of the Fund’s net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

Certain dividends received by the Fund from U.S. corporations  and distributed and appropriately so reported by the Fund may be eligible for the 70% dividends-received deduction generally available to corporations under the Code. Capital gain dividends distributed to the Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirements with respect to their shares in the Fund, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their shares, and, if they borrow to acquire or otherwise incur debt attributable to their shares, they may be denied a portion of the dividends-received deduction with respect to those shares. The entire dividend, including the otherwise deductible amount, will be included in determining the excess, if any, of a corporation’s adjusted current earnings over its alternative minimum taxable income, which may increase a corporation’s alternative minimum tax liability.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January.  Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.  You may wish to avoid purchasing shares of the Fund shortly before the Fund pays a dividend or capital gain distribution, as such a dividend or distribution will be taxable to you, even though it may effectively represent a return of a portion of your investment.
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Sales of Fund Shares

Generally, upon the sale of Fund shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and the shareholder’s basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and generally will be long-term capital gain or loss if the shares are held for more than one year, and short-term capital gain or loss if the shares are held for one year or less.

Losses on sales of shares may be disallowed under “wash sale” rules in the event of other investments in the Fund  within a period of 61 days beginning 30 days before and ending 30 days after a sale of shares. In such a case, the disallowed portion of any loss generally would be included in the U.S. federal tax basis of the shares acquired in the other investments.

The Fund is required to withhold (as “backup withholding”) 28% of all dividends, capital gain distributions and repurchase proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the applicable Fund with a correct taxpayer identification number or make required certifications.  The Fund also is required to withhold 28% of all dividends and capital gain distributions paid to such shareholders who otherwise are subject to backup withholding.  Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liabilities provided that the necessary information is timely provided to the IRS.

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886.  Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted.  A shareholder who fails to make the required disclosure to the IRS may be subject to adverse tax consequences, including significant penalties.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The tax basis of shares acquired by purchase will generally be based on the amount paid for the shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of shares generally determines the amount of the capital gain or loss realized on the sale or exchange of shares. Shareholders should contact the broker through whom they purchased shares in the Fund to obtain information with respect to the available cost basis reporting methods and elections for their applicable account.

The description of certain federal tax provisions above relates only to U.S. federal income tax consequences for shareholders who are U.S. persons, i.e., generally, U.S. citizens or residents or U.S. corporations, partnerships, trusts or estates, and who are subject to U.S. federal income tax and hold their shares as capital assets. Except as otherwise provided, this description does not address the special tax rules that may be applicable to particular types of investors, such as financial institutions, insurance companies, securities dealers, other regulated investment companies, or tax-exempt or tax-advantaged plans, accounts or entities. Investors other than U.S. persons may be subject to different U.S. federal income tax treatment, including a nonresident alien U.S. withholding tax at the rate of 30% or any lower applicable treaty rate on amounts treated as ordinary dividends from the Fund (other than certain dividends reported by the Fund as (i) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (ii) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain”) or, in certain circumstances, unless an effective IRS Form W-8BEN or other authorized withholding certificate is on file, to backup withholding on certain other payments from the Fund. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any.  Backup withholding will not be applied to payments that have been subject to the 30% (or lower applicable treaty rate) withholding tax on shareholders who are neither citizens nor residents of the United States.
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Unless certain non-U.S. entities that hold shares of the Fund comply with IRS requirements that generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions payable to such entities, and, after December 31, 2018, to redemptions and certain capital gain dividends payable to such entities. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

Taxes on Purchases and Redemptions of Creation Units

A Purchaser of Creation Units of shares on an in-kind basis generally will recognize a gain or loss on the purchase transaction equal to the difference between the market value of the Creation Units at that time, and the purchaser’s aggregate basis in the securities or other instruments exchanged plus (or minus) any amount of cash paid (or received) by the purchaser. A shareholder redeeming Creation Units generally will recognize a gain or loss equal to the difference between the redeeming shareholder’s basis in the Creation Units redeemed and the aggregate market value of the securities or other instruments received, if any, plus (or minus) any amount of cash received (or paid) by the shareholder. The IRS may assert that a loss realized upon an exchange of securities or other instruments for Creation Units cannot be deducted currently under the rules governing “wash sales,” or on the basis that there has been no significant change in economic position. Persons exchanging securities or other instruments should consult their own tax advisors with respect to whether wash sale rules apply and whether a loss is deductible.

Any capital gain or loss realized upon the purchase of Creation Units generally will be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units generally will be treated as long-term capital gain or loss if the shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will be treated as short-term capital gains or losses.

The Fund has the right to reject an order for Creation Units if the creator (or group of creators) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Section 351 of the Code, the Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Fund also has the right to require information necessary to determine beneficial Share ownership for purposes of the 80% determination.

The foregoing discussion of certain U.S. federal income tax consequences of an investment in the Fund is based on the Code, U.S. Treasury regulations, and other applicable authority, as of the date of this SAI.  These authorities are subject to change by legislative or administrative action, possibly with retroactive effect.  The foregoing discussion is only a summary of some of the important U.S. federal tax considerations generally applicable to investments in the Fund.  There may be other tax considerations applicable to particular shareholders.  Shareholders should consult their own tax advisers regarding their particular situation and the possible application of foreign, state and local tax laws.
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FINANCIAL STATEMENTS

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

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OTHER SERVICE PROVIDERS

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) is the Fund’s custodian, fund accountant, administrator and transfer and dividend disbursing agent.  Its address is 615 East Michigan Street, Milwaukee, Wisconsin 53202.

ALPS Distributors, Inc. is the Fund’s distributor.  Its address is 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust’s independent registered public accounting firm, ____ examines the Fund’s financial statements annually and prepares the Fund’s tax returns.

Morgan, Lewis & Bockius LLP, 300 South Grand Avenue, 22nd Floor, Los Angeles, California 90071, acts as legal counsel for the Trust and the Independent Trustees.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

MARKETING AND SUPPORT PAYMENTS

The Advisor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Fund.  Such payments may be divided into categories as follows:

Support Payments. Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Fund to be offered in certain programs and/or in connection with meetings between the Fund’s representatives and financial intermediaries and its sales representatives. Such meetings may be held for various purposes, including providing education and training about the Fund and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

Entertainment, Conferences and Events.  The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainments; and/or (iii) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.
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The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Fund, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to the Fund’s shares.

GENERAL INFORMATION

Although it has no present intention to do so, the Trust has reserved the right to convert to a master-feeder structure in the future by investing all of the Fund’s assets in the securities of another investment company, upon notice to and approval of shareholders.  The Trust’s Declaration of Trust provides that obligations of the Trust are not binding on the Trustees, officers, employees and agents individually and that the Trustees, officers, employees and agents will not be liable to the Trust or its investors for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee, officer, employee or agent against any liability to the Trust, the Fund or their investors to which the Trustee, officer, employee or agent would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

You can examine the Trust’s Registration Statement on Form N-1A at the office of the SEC in Washington, D.C.  Statements contained in the Fund’s prospectus and this SAI as to the contents of any contract or other document are not necessarily complete and, in each instance, reference is made to the copy of such contract or document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

Shares of Beneficial Interest

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust will not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the series of the Trust affected by the matter.  Thus, on any matter submitted to a vote of shareholders of the Trust, all shares of the affected series will vote unless otherwise permitted by the 1940 Act, in which case all shares of the Trust will vote in the aggregate.  For example, a change in the Fund’s fundamental investment policies would be voted upon by shareholders of the Fund, as would the approval of any advisory or distribution contract for the Fund.  However, all shares of the Trust will vote together in the election or selection of Trustees and accountants for the Trust.

As used in the Fund’s prospectus and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund.  The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.  Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.  Unless otherwise provided by law (for example, by Rule 18f-2 discussed above) or by the Trust’s Declaration of Trust or Bylaws, the Trust may take or authorize any action upon the favorable vote of the holders of more than 50% of the outstanding shares of the Trust.
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The Trust does not hold annual shareholder meetings of the Fund.  The Trust will not normally hold meetings of shareholders to elect Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders.  Shareholders of record holding at least two-thirds of the outstanding shares of the Trust may remove a Trustee by votes cast in person or by proxy at a meeting called for that purpose.  The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing by the shareholders of record owning at least 10% of the Trust’s outstanding shares Trust and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund has equal voting rights, and fractional shares have fractional rights.  Each share of the Fund is entitled to participate equally in dividends and distributions and the proceeds of any liquidation from the Fund.  Shareholders are not entitled to any preemptive rights.  All shares, when issued, will be fully paid and non-assessable by the Trust.
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APPENDIX A

LOCAL MARKET HOLIDAY SCHEDULES

The Fund generally intends to effect deliveries of portfolio securities on a basis of “T” plus [three/two] business days (i.e., days on which the NYSE is open) in the relevant foreign market of the Fund. The ability of the Fund to effect in-kind redemptions within three business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in the United States, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than the standard settlement period. In certain circumstances during the calendar year, the settlement period may be greater than seven calendar days. Such periods are listed in the table below, as are instances where more than seven days will be needed to deliver redemption proceeds. Since certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year may exceed the maximum number of days listed in the table below. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future and longer (worse) redemption periods are possible.

Listed below are the dates in calendar year 2017 [update for 2018] in which the regular holidays in non-U.S. markets may impact Fund settlement. This list is based on information available to the Fund. The list may not be accurate or complete and is subject to change:

Argentina	Australia	Austria	Bahrain	Belgium	Brazil
February 27-28 March 24 April 13-14 May 1, 25 June 20 August 21 October 9 November 6, 27 December 8, 25	January 2, 26 April 14, 17, 25 June 12 December 25-26	January 6 April 14, 17 May 1, 25 June 5, 15 August 15 October 26 November 1 December 8, 25-26	January 1 May 1 June 25-27 September 1-3, 21, 29-30 November 30 December 17 *Market closed every Friday and open on every Sunday	April 14, 17 May 1 December 25, 26	January 25 February 27-28 March 1 April 14, 21 May 1 June 15 September 7 October 12 November 2, 15, 20 December 25, 29

Table of Contents - Statement of Additional Information

Canada	Chile	China	Columbia	Czech Republic	Denmark
January 2 February 20 April 14 May 22 July 3 August 7 September 4 October 9 December 25, 26	January 2 April 14 May 1 June 26 August 15 September 18-19 October 9, 27 November 1 December 8, 25	January 2, 27, 30-31 February 1-2 April 3-4 May 1, 29-30 October 2-6	January 9 March 20 April 13-14 May 1, 29 June 19, 26 July 3, 20 August 7, 21 October 16 November 6, 13 December 8, 25	April 14, 17 May 1, 8 July 5-6 September 28 November 17 December 25-26	April 13-14, 17 May 12, 25-26 June 5 December 25-26

Egypt	Finland	France	Germany	Greece	Hong Kong
January 1, 7, 25 April 25 May 1-2 June 30 July 7-9, 23 September 13-16 October 3, 6 December 12 *Market closed every Friday and open on every Sunday	January 6 April 14, 17 May 1, 25 December 6, 25-26	April 14, 17 May 1 December 25, 26	April 14, 17 May 1 June 5 October 3, 31 December 25, 26	January 1 February 27 April 14, 17 May 1 June 5 August 15 December 25, 26	January 2, 27, 30, 31 April 4, 14, 17 May 1, 3, 30 October 2, 5 December 25, 26

Hungary	India	Indonesia	Ireland	Israel	Italy
March 15 April 14, 17 May 1 June 5 October 23 November 1 December 25, 26	January 26 February 24 March 24 April 4, 14 May 1 June 26 August 15, 25 October 2, 19, 20 December 25	January 2 March 28 April 14, 24 May 1, 11, 25 June 1, 26-30 August 17 September 1, 21 December 1, 25-26	January 2 April 14, 17 May 1 June 5 December 22, 25, 26, 29	March 12 April 10-13, 16, 17 May 1, 2, 30, 31 August September 20, 21 October 4, 5, 8-12 *Market closed every Friday and open on every Sunday	April 14, 17 May 1 August 15 December 25, 26

Table of Contents - Statement of Additional Information

Japan	Jordan	Kuwait	Lebanon	Malaysia	Mauritius
January 2, 3, 9 May 1, 25 June 25-28 August 31 September 1-4, 21 November 30 December 25	January 1 March 25, 28 May 5 May 16, 20, 31 July 14-15 August 15 October 31 November 1, 11 December 26 *Market closed every Friday and open on every Sunday	January 1 February 26 April 24 June 25-27 August 31 September 1-3, 21 December 1 *Market closed every Friday and open on every Sunday	January 6 February 9 April 14, 25 May 1 August 15 November 22 December 25	January 2, 30 February 1, 9 May 1, 10 June 12, 26, 27 August 31 September 1, 21 October 18 December 1, 25	January 2 February 1, 9, 24 March 29 May 1 June 26 July 4-8 October 19 November 1, 2 December 1, 25

Mexico	Morocco	Netherlands	New Zealand	Norway	Oman
February 6 March 20 April 13, 14 May 1 November 2, 20 December 12, 25	January 11 May 1 June 26 August 14, 21 September 1, 22	April 14, 17 May 1 December 25, 26	January 2, 3 February 6 April 14, 17, 25 June 5 October 23	April 12-14, 17 May 1, 17, 25 June 5 December 25, 26	April 24 June 26 July 23 September 1, 22 November 19 *Market closed every Friday and open on every Sunday

Peru	Philippines	Poland	Portugal	Qatar	Russia
April 13-14 May 1 June 29 July 28 August 30 November 1 December 8, 25	January 2 April 13, 14 May 1 June 12 August 21, 28 October 31 November 1, 30 December 25	January 6 April 14, 17 May 1, 3 June 15 August 15 November 1 December 25, 26	April 14, 17 May 1 December 25, 26 April 13, 14 May 1 November 3, 10, 28 December 8, 25	January 1 February 14 March 5 June 25-27 September 1-3 December 18 *Market closed every Friday and open on every Sunday	January 2 February 23 March 8 May 1, 8, 9 November 6

Singapore	South Africa	South Korea	Spain	Sweden	Switzerland
January 2, 30 April 14 May 1, 10 June 26 August 9 September 1 October 18 December 25	January 2 March 21 April 14, 17, 27 May 1 June 16 August 9 September 25 December 25, 26	January 27, 30 March 1 May 1, 3, 5 June 6 August 15 October 3, 4-6, 9 December 20, 25, 29	April 14, 17 May 1 December 25, 26	January 5-6 April 13, 14, 17 May 1, 24, 25 June 6, 23 November 3 December 25, 26	January 2 April 14, 17 May 1, 25 June 5 August 1 December 25, 26

Table of Contents - Statement of Additional Information

Taiwan	Thailand	Turkey	U.A.E.	United Kingdom
January 2,25-27,30,31 February 1,27,28 April 3, 4 May 1, 29, 30 October 4, 9, 10	January 2,3 February13 April 6,13,14 May 1, 5, 10 July 10 August 14 October 23 December 5, 11	May 1, 19 June 25-27 August 30, 31 September 1, 4	January 1 April 24 June 25-26 August 31 September 1-2, 21 November 30 December 1, 3 *Market closed every Friday and open on every Sunday	January 2 April 14, 17 May 1, 29 August 28 December 22, 25,26,29

Table of Contents - Statement of Additional Information

BRANDES INVESTMENT TRUST

PART C

OTHER INFORMATION

Item 28.  Exhibits

The following exhibits are included with this Post- Effective Amendment, except as noted:

(a)		Articles of Incorporation

	(1)	Agreement and Declaration of Trust(1)

(A)	Amendment to Agreement and Declaration of Trust(1)

(B)	Amendment to Agreement and Declaration of Trust(2)

(C)	Certificate of Amendment dated September 2005 to Certificate of Trust(11)

(D)	Certificate of Amendment dated July 8, 2009 to Certificate of Trust(19)

(E)	Certificate of Amendment dated January 31, 2012 to Certificate of Trust(20)

(F)	Certificate of Amendment dated February 25, 2013 to the Certificate of Trust(24)

(b)		By-laws(1)

(c)		Instruments Defining Rights of Security Holders – Not applicable.

(d)		Investment Advisory Agreement

	(1)	Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Equity Fund(3)

(A)	Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Separately Managed Account Reserve Trust(10)

(B)	Form of Second Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P., relating to the Brandes Institutional Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(13)

(C)	Form of Third Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Global Equity Fund(15)

(D)	Fourth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Emerging Markets Fund(19)

(E)	Fifth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund(20)

(F)	Sixth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Equity Fund(21)

(G)	Seventh Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes International Equity Fund(22)

(H)	Ninth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund(23)
1

(I)	Tenth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P.(26)

(J) (K)
Eleventh Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Small Cap Value Fund(26)

Form of Twelfth Amendment to Investment Advisory Agreement with Brandes Investment Partners, L.P. relating to the Brandes Value NextShares – filed herewith

(2)	Amended and Restated Expense Limitation and Reimbursement Agreement(24)

(A)	Form of Amended Schedule A to the Amended and Restated Expense Limitation and Reimbursement Agreement – filed herewith

(e)		Distribution Agreement

	(1)	Distribution Agreement with ALPS Distributors, Inc. (25)

	(A)	Form of Amended Schedule A to the Distribution Agreement with ALPS Distributors, Inc. – to be filed by amendment

(f)		Bonus or Profit Sharing Contracts - Not applicable.

(g)		Custodian Agreement

	(1)	Custodian Agreement with Investors Bank & Trust Company(2)

(A)	Amendment Agreement to Custodian and Transfer Agency Agreement with Investors Bank & Trust Company(7)

(B)	Sixth Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(14)

(C)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company(17)

(D)	Form of Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes International Small Cap Equity Fund and the Brandes Credit Focus Yield Fund(20)

(E)
Form of Amendment to Custodian Agreement with State Street Bank and Trust Company relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund – to be filed by amendment.

(F)	Form of Amendment to the Custodian Agreement with Statement Street Bank and Trust Company relating to the Brandes Small Cap Value Fund – to be filed by amendment.

(h)		Other Material Contracts

	(1)	Form of Fund Administration Servicing Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Fund Administration Servicing Agreement(19)

(B)	Third Amendment to the Fund Administration Servicing Agreement(22)

(C)	Fourth Amendment to the Fund Administration Servicing Agreement(23)

2

(D) (E)	Fifth Amendment to the Fund Administration Servicing Agreement(26) Sixth Amendment to the Fund Administration Servicing Agreement – to be filed by amendment

(2)	Form of Transfer Agency Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Transfer Agency Agreement(19)

(B)	Third Amendment to the Transfer Agency Agreement(22)

(C) (D)	Fourth Amendment to the Transfer Agency Agreement (23) Fifth Amendment to the Transfer Agency Agreement(26)

(E)	Sixth Amendment to the Transfer Agency Agreement – to be filed by amendment

(3)	Form of Fund Accounting Servicing Agreement with U.S. Bancorp Fund Services, LLC(17)

(A)	Amendment to the Fund Accounting Servicing Agreement(18)

(B)	Second Amendment to the Fund Accounting Servicing Agreement(19)

(C)	Fourth Amendment to the Fund Accounting Servicing Agreement(23)

(D) (E)	Fifth Amendment to the Fund Accounting Servicing Agreement(26) Sixth Amendment to the Fund Accounting Servicing Agreement – to be filed by amendment

(4)	Shareholder Services Plan (23)

	(5)	Agreement and Plan of Reorganization and Exchange(19)

	(6)	Power of Attorney for Jeff Busby(13)

	(7)	Power of Attorney for Jean Carter(17)

	(8)	Power of Attorney for Robert Fitzgerald(17)

	(9)	Power of Attorney for Craig Wainscott(23)

	(10)	Power of Attorney for Oliver Murray(23)

	(11)	Power of Attorney for Gregory Bishop (25)

(i)		Legal Opinion

	(1)	Opinion and consent of counsel relating to the Brandes Investment Equity Fund(2)

	(2)	Form of opinion and consent of counsel relating to the Separately Managed Account Reserve Trust(10)

	(3)	Form of opinion and consent of counsel relating to the Brandes Core Plus Fixed Income Fund and Brandes Enhanced Income Fund(13)

	(4)	Form of opinion and consent of counsel relating to the Brandes Global Equity Fund(15)

	(5)	Form of opinion and consent of counsel relating to the Brandes Global Opportunities Value Fund and the Brandes Global Equity Income Fund(24)

	(6)	Form of opinion and consent of counsel relating to the Brandes Small Cap Value Fund(26)
3

(7)	Form of opinion and consent of counsel relating to the Brandes Value NextShares – filed herewith

(j)	Consent of independent registered public accounting firm – Not applicable

(k)	Omitted Financial Statements - Not applicable

(l)	Investment letter(1)

(m)	Amended and Restated Rule 12b-1 Plan(26)

(n)	Amended and Restated Rule 18f-3 Plan(26)

(o)		Reserved

(p)		Codes of Ethics

	(1)	Brandes Investment Partners, L.P. Amended and Restated Code of Ethics(19)

	(2)	Brandes Investment Trust(19)

	(3)	ALPS Distributors, Inc. (25)

(1)
Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-81396) (the “Registration Statement”), filed on January 10, 1996, and incorporated herein by reference.

(2)	Previously filed with Post-Effective Amendment No. 3 to the Registration Statement, filed on February 7, 1996, and incorporated herein by reference.
(3)	Previously filed with Post-Effective Amendment No. 4 to the Registration Statement, filed on October 2, 1996, and incorporated herein by reference.
(4)	Previously filed with Post-Effective Amendment No. 10 to the Registration Statement, filed on March 1, 1999, and incorporated herein by reference.
(5)	Previously filed with Post-Effective Amendment No. 13 to the Registration Statement, filed on March 1, 2001, and incorporated herein by reference.
(6)	Previously filed with Post-Effective Amendment No. 15 to the Registration Statement, filed on March 1, 2002, and incorporated herein by reference.
(7)	Previously filed with Post-Effective Amendment No. 16 to the Registration Statement, filed on February 28, 2003, and incorporated herein by reference.
(8)	Previously filed with Post-Effective Amendment No. 18 to the Registration Statement, filed on December 30, 2004, and incorporated herein by reference.
(9)	Previously filed with Post-Effective Amendment No. 19 to the Registration Statement, filed on February 25, 2005, and incorporated herein by reference.
(10)	Previously filed with Post-Effective Amendment No. 20 to the Registration Statement, filed on July 18, 2005, and incorporated herein by reference.
(11)	Previously filed with Post-Effective Amendment No. 21 to the Registration Statement, filed on September 27, 2005, and incorporated herein by reference.
(12)	Previously filed with Post-Effective Amendment No. 23 to the Registration Statement filed on January 29, 2007, and incorporated herein by reference.
(13)	Previously filed with Post-Effective Amendment No. 24 to the Registration Statement filed on November 9, 2007, and incorporated herein by reference.
(14)	Previously filed with Post-Effective Amendment No. 25 to the Registration Statement filed on December 20, 2007, and incorporated herein by reference.
(15)	Previously filed with Post-Effective Amendment No. 27 to the Registration Statement filed on July 18, 2008, and incorporated herein by reference.
(16)	Previously filed with Post-Effective Amendment No. 28 to the Registration Statement filed on August 1, 2008, and incorporated herein by reference.
(17)	Previously filed with Post-Effective Amendment No. 29 to the Registration Statement filed on September 30, 2008, and incorporated herein by reference.
(18)	Previously filed with Post-Effective Amendment No. 30 to the Registration Statement filed on January 30, 2009, and incorporated herein by reference.
(19)	Previously filed with Post-Effective Amendment No. 35 to the Registration Statement filed on January 31, 2011, and incorporated herein by reference.
(20)	Previously filed with Post-Effective Amendment No. 39 to the Registration Statement filed on February 3, 2012, and incorporated herein by reference.

4

(21)	Previously filed with Post-Effective Amendment No. 43 to the Registration Statement filed on January 31, 2013, and incorporated herein by reference.
(22)	Previously filed with Post-Effective Amendment No. 45 to the Registration Statement filed on January 31, 2014, and incorporated herein by reference.
(23)	Previously filed with Post-Effective Amendment No. 50 to the Registration Statement filed on January 30, 2015, and incorporated herein by reference.
(24)	Previously filed with Post-Effective Amendment No. 54 to the Registration Statement filed on January 29, 2016, and incorporated herein by reference.
(25)	Previously filed with Post-Effective Amendment No. 56 to the Registration Statement filed on January 31, 2017, and incorporated herein by reference.
(26)	Previously filed with Post-Effective Amendment No. 59 to the Registration Statement filed on September 11, 2017, and incorporated herein by reference.

Item 29.  Persons Controlled by or under Common Control with Registrant.

The Registrant does not control, nor is it under common control with, any other person.

Item 30.  Indemnification.

Article VI of Registrant's By-Laws, filed as Exhibit 99.b, provides for indemnification of trustees and officers of the Registrant under certain circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such  indemnification by it is against public policy as expressed  in the Act and will be governed by the final adjudication of such issue.

Item 31.  Business and Other Connections of Investment Adviser.

Brandes Investment Partners, L.P., 11988 El Camino Real, Suite 600, San Diego, California 92130, is the investment advisor of the Registrant.  For information as to the business, profession, vocation or employment of a substantial nature of Brandes Investment Partners, L.P. and its officers, reference is made to Part B of this Registration Statement and to the Form ADV filed under the Investment Advisers Act of 1940 by Brandes Investment Partners, L.P. (File No. 801-24896), which is incorporated herein by reference.

Item 32.  Principal Underwriter.

(a) ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: 1290 Funds, 13D Activist Fund, ALPS Series Trust, Arbitrage Funds, AQR Funds, Barings Funds Trust, BBH Trust, Broadview Funds Trust, Brown Capital Management Funds, Centre Funds, CION Ares Diversified Credit Fund, Columbia ETF Trust, Columbia ETF Trust I, Columbia ETF Trust II, Cortina Funds, Inc., CRM Mutual Fund Trust, CSOP ETF Trust, Cullen Funds,  DBX ETF Trust, ETFS Trust, Elevation ETF Trust, Elkhorn ETF Trust, Financial Investors Trust, Firsthand Funds, FS Energy Total Return Fund, FS Series Trust, Goehring & Rozencwajg Investment Funds, Goldman Sachs ETF Trust, Griffin Institutional Access Real Estate Fund, Griffin Institutional Access Credit Fund, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Series Fund, Inc., Index Funds, IndexIQ Active ETF Trust, Index IQ ETF Trust, IVY NextShares Trust, James Advantage Funds, Janus Detroit Street Trust, Lattice Strategies Trust, Laudus Trust, Litman Gregory Funds Trust, Longleaf Partners Funds Trust, M3Sixty Funds Trust, Mairs & Power Funds Trust, Meridian Fund, Inc., Natixis ETF Trust, NorthStar Real Estate Capital Income Fund, NorthStar Real Estate Capital Income Fund-T, NorthStar/Townsend Institutional Real Estate Fund, Pax World Series Trust I, Pax World Funds Trust III, Principal Exchange-Traded Funds, Reality Shares ETF Trust, Resource Credit Income Fund, Resource Real Estate Diversified Income Fund, RiverNorth Funds, Sierra Total Return Fund, Smead Funds Trust, SPDR Dow Jones Industrial Average ETF Trust, SPDR S&P 500 ETF Trust, SPDR S&P MidCap 400 ETF Trust, Stadion Investment Trust, Stone Harbor Investment Funds, Total Return US Treasury Fund, USCF ETF Trust, USCF Mutual Funds Trust, Wasatch Funds, WesMark Funds, Westcore Trust, and Wilmington Funds.
5

(b) To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Edmund J. Burke	Director	None
Jeremy O. May	President, Director	None
Thomas A. Carter	Executive Vice President, Director	None
Bradley J. Swenson	Senior Vice President, Chief Operating Officer	None
Robert J. Szydlowski	Senior Vice President, Chief Technology Officer	None
Aisha J. Hunt	Senior Vice President, General Counsel and Assistant Secretary	None
Eric T. Parsons	Vice President, Controller and Assistant Treasurer	None
Randall D. Young**	Secretary	None
Gregg Wm. Givens**	Vice President, Treasurer and Assistant Secretary	None
Douglas W. Fleming**	Assistant Treasurer	None
Steven Price	Senior Vice President, Chief Compliance Officer	None
Liza Orr	Vice President, Senior Counsel	None
Jed Stahl	Vice President, Senior Counsel	None
Troy A. Duran	Senior Vice President, Chief Financial Officer	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Kevin Ireland	Senior Vice President	None
Mark Kiniry	Senior Vice President	None
Tison Cory	Vice President, Intermediary Operations	None
Stephen J. Kyllo	Vice President, Deputy Chief Compliance Officer	None
Hilary Quinn	Vice President	None
Jennifer Craig	Assistant Vice President	None
*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
**	The principal business address for Messrs. Young, Givens and Fleming is 333 W. 11th Street, 5th Floor, Kansas City, Missouri 64105.

(c)	Not applicable.

Item 33. Location of Accounts and Records.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant and Registrant’s Administrator and custodian, as follows: the documents required to be maintained by paragraphs (5), (6), (7), (10) and (11) of Rule 31a-1(b) will be maintained by the Registrant at 11988 El Camino Real, Suite 600, San Diego, CA 92130; the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be  maintained by the Administrator at 2020 East Financial Way, Suite 100, Glendora, CA 91741, and all other records will be maintained by the Custodian at 200 Clarendon Street, 16th Floor, Boston, MA 02116.

Item 34. Management Services.

Not applicable.

Item 35. Undertakings.

Not applicable.
6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant and has duly caused this Post-Effective Amendment No. 60 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of San Diego and State of California on the 13th day of October, 2017.

BRANDES INVESTMENT TRUST

By:
/s/ Jeff Busby
Jeff Busby
President

This Amendment to the Registration Statement on Form N-1A of Brandes Investment Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gregory Bishop*	Trustee	October 13, 2017
Gregory Bishop

/s/ Jeff Busby*	President and Trustee	October 13, 2017
Jeff Busby

/s/ Jean Carter*	Trustee	October 13, 2017
Jean Carter

/s/ Robert M. Fitzgerald*	Trustee	October 13, 2017
Robert M. Fitzgerald

/s/ Craig Wainscott*	Trustee	October 13, 2017
Craig Wainscott

/s/ Oliver Murray*	Trustee	October 13, 2017
Oliver Murray

/s/ Gary Iwamura	Treasurer (Principal Financial and Accounting Officer)	October 13, 2017
Gary Iwamura

* By: /s/ Jeff Busby
Jeff Busby
Attorney-in-fact as per Powers of Attorney filed November 9, 2007, September 30, 2008, January 30, 2015 and January 31, 2017.

7

EXHIBITS

Exhibit	Exhibit No.
Twelfth Amendment to the Investment Advisory Agreement	EX.99.d.1.K
Amended and Restated Expense Limitation and Reimbursement Agreement	EX.99.d.2.A
Form of Opinion and Consent of Counsel (Brandes Value NextShares)	EX.99.i.7